PLICO Variable Annuity Account S

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of PLICO Variable Annuity Account S and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise PLICO Variable Annuity Account S (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2025

Appendix A

The subaccounts that comprise PLICO Variable Annuity Account S were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Relative Value Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital Income Builder, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Bond Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Balanced Fund, Class 4	As of December 31, 2024	For the period from December 2, 2024 (commencement of operations) to December 31, 2024	For the period from December 2, 2024 (commencement of operations) to December 31, 2024

American Funds IS Global Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

BlackRock International V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Dividend Strategy Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Balanced Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Emerging Markets Bond Fund, Class 2	As of December 31, 2024	For the period from July 30, 2024 (commencement of operations) to December 31, 2024	For the period from July 30, 2024 (commencement of operations) to December 31, 2024
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Mid Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the period from May 6, 2024 (commencement of operations) to December 31, 2024	For the period from May 6, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Energy Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 29, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Target Volatility Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Technology Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Total Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Utilities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Value Strategies Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin DynaTech VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Global Discovery VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Strategic Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Trend Driven Allocation, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Comstock Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Conservative Balanced Fund, Series II	Not applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Invesco V.I. Government Securities Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Forty Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For the period from April 3, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Janus Henderson Global Sustainable Equity Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Balanced Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For the period from April 13, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2024	For the period from January 8, 2024 (commencement of operations) to December 31, 2024	For the period from January 8, 2024 (commencement of operations) to December 31, 2024
MFS Core Equity Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from October 4, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024

MFS Global Real Estate Portfolio, Service Class	As of December 31, 2024	For the period from January 25, 2024 (commencement of operations) to December 31, 2024	For the period from January 25, 2024 (commencement of operations) to December 31, 2024
MFS Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 6, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS International Growth Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 9, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from May 1, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from November 28, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Mid Cap Growth Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 2, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
MFS Mid Cap Value Portfolio, Service Class	As of December 31, 2024	For the period from February 20, 2024 (commencement of operations) to December 31, 2024	For the period from February 20, 2024 (commencement of operations) to December 31, 2024

MFS New Discovery Series, Service Class	As of December 31, 2024	For the period from January 8, 2024 (commencement of operations) to December 31, 2024	For the period from January 8, 2024 (commencement of operations) to December 31, 2024
MFS Research International Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 11, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Morgan Stanley VIF Core Plus Fixed Income Portfolio	Not applicable	Not applicable	For the period from January 1, 2023 to July 28, 2023 (cessation of operations)
Morgan Stanley VIF Discovery Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from September 27, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Morgan Stanley VIF Global Franchise Portfolio, Class II	Not applicable	Not applicable	For the period from January 1, 2023 to September 18, 2023 (cessation of operations)
Morgan Stanley VIF Global Infrastructure Portfolio	Not applicable	For the period from January 1, 2024 to December 6, 2024 (cessation of operations)	For the period from March 16, 2023 (commencement of operations) to December 31, 2023 and the period from January 1, 2024 to December 6, 2024 (cessation of operations)
Morgan Stanley VIF Global Strategist Portfolio	Not applicable	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Morgan Stanley VIF Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO All Asset Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Emerging Markets Bond Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Diversified Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Protective Life Dynamic Allocation Series Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Moderate Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab Government Money Market Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab S&P 500 Index Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

T. Rowe Price Moderate Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4
ASSETS:
Investments at fair value (1)	$748,746	$6,872,262	$5,902,166	$836,720	$27,330,109	$1,160,240	$75,342
Receivable from the Contracts	11,498	929	-	-	-	-	-
Receivable from the fund manager	-	-	3,546	588	6,779	1,190	1
Receivable from the Company	-	-	-	-	2	-	-
Total assets	760,244	6,873,191	5,905,712	837,308	27,336,890	1,161,430	75,343

LIABILITIES:
Payable to the Contracts	-	-	3,546	588	6,779	1,190	1
Payable to the fund manager	11,498	929	-	-	-	-	-
Payable to the Company	10	48	12	7	-	5	-
Total liabilities	11,508	977	3,558	595	6,779	1,195	1

NET ASSETS	$748,736	$6,872,214	$5,902,154	$836,713	$27,330,111	$1,160,235	$75,342

ANALYSIS OF NET ASSETS
Accumulation period	$748,736	$6,872,214	$5,902,154	$836,713	$27,330,111	$1,160,235	$75,342
Annuity period	-	-	-	-	-	-	-
Total net assets	$748,736	$6,872,214	$5,902,154	$836,713	$27,330,111	$1,160,235	$75,342

Fair value per share (NAV)	$18.02	$79.72	$30.87	$9.44	$25.41	$12.36	$9.37
Shares outstanding in the Separate Account	41,551	86,205	191,194	88,636	1,075,565	93,871	8,041

(1) Investments in mutual fund shares, at cost	$843,469	$6,077,840	$6,073,169	$1,047,257	$28,787,293	$1,111,689	$77,116

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Balanced Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4
ASSETS:
Investments at fair value (1)	$2,547,239	$5,385	$7,230,059	$1,388,967	$15,078,506	$6,818,988	$2,116,928
Receivable from the Contracts	-	-	4,899	-	220	-	-
Receivable from the fund manager	1,036	-	-	852	-	2,274	757
Receivable from the Company	-	-	-	-	46	-	-
Total assets	2,548,275	5,385	7,234,958	1,389,819	15,078,772	6,821,262	2,117,685

LIABILITIES:
Payable to the Contracts	1,036	-	-	852	-	2,274	757
Payable to the fund manager	-	-	4,899	-	220	-	-
Payable to the Company	15	-	25	10	-	53	10
Total liabilities	1,051	-	4,924	862	220	2,327	767

NET ASSETS	$2,547,224	$5,385	$7,230,034	$1,388,957	$15,078,552	$6,818,935	$2,116,918

ANALYSIS OF NET ASSETS
Accumulation period	$2,547,224	$5,385	$7,230,034	$1,388,957	$15,078,552	$6,818,935	$2,116,918
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,547,224	$5,385	$7,230,034	$1,388,957	$15,078,552	$6,818,935	$2,116,918

Fair value per share (NAV)	$15.08	$12.66	$35.93	$17.01	$122.38	$67.14	$17.46
Shares outstanding in the Separate Account	168,915	425	201,226	81,656	123,211	101,564	121,244

(1) Investments in mutual fund shares, at cost	$2,536,367	$5,572	$7,868,976	$1,931,362	$13,550,853	$6,119,670	$2,660,738

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
ASSETS:
Investments at fair value (1)	$3,012,381	$8,338,083	$1,682,138	$3,764,402	$16,845,788	$2,321,459	$2,953,948
Receivable from the Contracts	-	-	-	-	-	2,477	-
Receivable from the fund manager	1,071	3,612	1,029	2,439	13,560	-	2,750
Receivable from the Company	-	48	-	-	-	-	-
Total assets	3,013,452	8,341,743	1,683,167	3,766,841	16,859,348	2,323,936	2,956,698

LIABILITIES:
Payable to the Contracts	1,071	3,612	1,029	2,439	13,560	-	2,750
Payable to the fund manager	-	-	-	-	-	2,477	-
Payable to the Company	11	-	6	19	68	11	31
Total liabilities	1,082	3,612	1,035	2,458	13,628	2,488	2,781

NET ASSETS	$3,012,370	$8,338,131	$1,682,132	$3,764,383	$16,845,720	$2,321,448	$2,953,917

ANALYSIS OF NET ASSETS
Accumulation period	$3,012,370	$8,338,131	$1,682,132	$3,764,383	$16,845,720	$2,321,448	$2,953,917
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,012,370	$8,338,131	$1,682,132	$3,764,383	$16,845,720	$2,321,448	$2,953,917

Fair value per share (NAV)	$26.10	$9.07	$9.44	$16.34	$13.53	$12.89	$10.07
Shares outstanding in the Separate Account	115,417	919,304	178,193	230,380	1,245,069	180,098	293,341

(1) Investments in mutual fund shares, at cost	$3,383,319	$9,449,570	$1,955,640	$3,567,357	$16,434,428	$2,503,660	$3,338,647

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
ASSETS:
Investments at fair value (1)	$1,483,712	$536,369	$2,231,692	$2,187,662	$2,872,722	$6,632	$3,092,203
Receivable from the Contracts	-	-	-	-	-	-	5,047
Receivable from the fund manager	1,019	781	297	999	255	5	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,484,731	537,150	2,231,989	2,188,661	2,872,977	6,637	3,097,250

LIABILITIES:
Payable to the Contracts	1,019	781	297	999	255	5	-
Payable to the fund manager	-	-	-	-	-	-	5,047
Payable to the Company	8	3	26	24	29	-	5
Total liabilities	1,027	784	323	1,023	284	5	5,052

NET ASSETS	$1,483,704	$536,366	$2,231,666	$2,187,638	$2,872,693	$6,632	$3,092,198

ANALYSIS OF NET ASSETS
Accumulation period	$1,483,704	$536,366	$2,231,666	$2,187,638	$2,872,693	$6,632	$3,092,198
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,483,704	$536,366	$2,231,666	$2,187,638	$2,872,693	$6,632	$3,092,198

Fair value per share (NAV)	$21.33	$46.54	$24.15	$25.47	$47.63	$7.93	$8.30
Shares outstanding in the Separate Account	69,560	11,525	92,410	85,892	60,313	836	372,555

(1) Investments in mutual fund shares, at cost	$1,631,272	$425,299	$2,559,041	$3,023,787	$2,268,980	$6,752	$3,499,839

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$1,293,259	$854,906	$2,963,070	$5,487,363	$886,339	$127,560	$28,579,761
Receivable from the Contracts	-	-	-	-	-	-	7,334
Receivable from the fund manager	562	276	1,103	2,897	77	1	-
Receivable from the Company	-	-	-	-	-	-	11
Total assets	1,293,821	855,182	2,964,173	5,490,260	886,416	127,561	28,587,106

LIABILITIES:
Payable to the Contracts	562	276	1,103	2,897	77	1	-
Payable to the fund manager	-	-	-	-	-	-	7,334
Payable to the Company	1	10	4	17	5	3	-
Total liabilities	563	286	1,107	2,914	82	4	7,334

NET ASSETS	$1,293,258	$854,896	$2,963,066	$5,487,346	$886,334	$127,557	$28,579,772

ANALYSIS OF NET ASSETS
Accumulation period	$1,293,258	$854,896	$2,963,066	$5,487,346	$886,334	$127,557	$28,579,772
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,293,258	$854,896	$2,963,066	$5,487,346	$886,334	$127,557	$28,579,772

Fair value per share (NAV)	$9.51	$40.08	$3.65	$12.55	$22.52	$15.90	$23.69
Shares outstanding in the Separate Account	135,989	21,330	811,800	437,240	39,358	8,023	1,206,406

(1) Investments in mutual fund shares, at cost	$1,291,524	$727,172	$3,094,391	$6,360,704	$781,396	$129,525	$26,916,481

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$13,398,075	$1,380,686	$1,181,630	$4,632,219	$2,599,105	$1,297,183	$1,456,655
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	6,871	733	162	1,376	28	16	161
Receivable from the Company	-	-	2	-	-	-	-
Total assets	13,404,946	1,381,419	1,181,794	4,633,595	2,599,133	1,297,199	1,456,816

LIABILITIES:
Payable to the Contracts	6,871	733	162	1,376	28	16	161
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	24	-	-	28	9	3	11
Total liabilities	6,895	733	162	1,404	37	19	172

NET ASSETS	$13,398,051	$1,380,686	$1,181,632	$4,632,191	$2,599,096	$1,297,180	$1,456,644

ANALYSIS OF NET ASSETS
Accumulation period	$13,398,051	$1,380,686	$1,181,632	$4,632,191	$2,599,096	$1,297,180	$1,456,644
Annuity period	-	-	-	-	-	-	-
Total net assets	$13,398,051	$1,380,686	$1,181,632	$4,632,191	$2,599,096	$1,297,180	$1,456,644

Fair value per share (NAV)	$9.47	$55.50	$25.03	$14.29	$10.61	$10.37	$13.38
Shares outstanding in the Separate Account	1,414,791	24,877	47,209	324,158	244,967	125,090	108,868

(1) Investments in mutual fund shares, at cost	$14,177,030	$1,463,187	$951,986	$4,261,579	$2,729,372	$1,261,624	$1,522,691

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
ASSETS:
Investments at fair value (1)	$2,274,145	$3,870,358	$872,287	$1,482,561	$10,840,879	$16,182,568	$6,017,190
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	56	565	924	668	4,832	1,532	15,248
Receivable from the Company	3	-	-	-	-	-	-
Total assets	2,274,204	3,870,923	873,211	1,483,229	10,845,711	16,184,100	6,032,438

LIABILITIES:
Payable to the Contracts	56	565	924	668	4,832	1,532	15,248
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	10	2	4	20	6	34
Total liabilities	56	575	926	672	4,852	1,538	15,282

NET ASSETS	$2,274,148	$3,870,348	$872,285	$1,482,557	$10,840,859	$16,182,562	$6,017,156

ANALYSIS OF NET ASSETS
Accumulation period	$2,274,148	$3,870,348	$872,285	$1,482,557	$10,840,859	$16,182,562	$6,017,156
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,274,148	$3,870,348	$872,285	$1,482,557	$10,840,859	$16,182,562	$6,017,156

Fair value per share (NAV)	$80.35	$92.74	$35.61	$22.47	$10.77	$10.62	$35.48
Shares outstanding in the Separate Account	28,303	41,733	24,496	65,980	1,006,581	1,523,782	169,594

(1) Investments in mutual fund shares, at cost	$1,621,501	$4,114,368	$908,970	$1,329,111	$10,677,161	$18,201,903	$6,692,024

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$612,940	$13,083,774	$8,692,005	$2,664,573	$1,306,508	$307,567	$3,060,673
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	858	2,936	1,411	567	441	82	931
Receivable from the Company	-	-	41	-	-	-	-
Total assets	613,798	13,086,710	8,693,457	2,665,140	1,306,949	307,649	3,061,604

LIABILITIES:
Payable to the Contracts	858	2,936	1,411	567	441	82	931
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	5	9	-	2	2	5	10
Total liabilities	863	2,945	1,411	569	443	87	941

NET ASSETS	$612,935	$13,083,765	$8,692,046	$2,664,571	$1,306,506	$307,562	$3,060,663

ANALYSIS OF NET ASSETS
Accumulation period	$612,935	$13,083,765	$8,692,046	$2,664,571	$1,306,506	$307,562	$3,060,663
Annuity period	-	-	-	-	-	-	-
Total net assets	$612,935	$13,083,765	$8,692,046	$2,664,571	$1,306,506	$307,562	$3,060,663

Fair value per share (NAV)	$12.35	$41.79	$20.98	$24.17	$15.73	$5.57	$14.36
Shares outstanding in the Separate Account	49,631	313,084	414,300	110,243	83,058	55,218	213,139

(1) Investments in mutual fund shares, at cost	$633,651	$10,127,604	$6,724,663	$2,490,901	$1,360,338	$512,859	$3,211,294

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares
ASSETS:
Investments at fair value (1)	$32,516	$19,463	$4,994,213	$3,167,000	$1,004,729	$197,784	$644,444
Receivable from the Contracts	-	-	955	1,089	-	-	-
Receivable from the fund manager	32	-	-	-	832	52	192
Receivable from the Company	-	-	-	-	-	-	-
Total assets	32,548	19,463	4,995,168	3,168,089	1,005,561	197,836	644,636

LIABILITIES:
Payable to the Contracts	32	-	-	-	832	52	192
Payable to the fund manager	-	-	955	1,089	-	-	-
Payable to the Company	28	-	50	17	18	1	2
Total liabilities	60	-	1,005	1,106	850	53	194

NET ASSETS	$32,488	$19,463	$4,994,163	$3,166,983	$1,004,711	$197,783	$644,442

ANALYSIS OF NET ASSETS
Accumulation period	$32,488	$19,463	$4,994,163	$3,166,983	$1,004,711	$197,783	$644,442
Annuity period	-	-	-	-	-	-	-
Total net assets	$32,488	$19,463	$4,994,163	$3,166,983	$1,004,711	$197,783	$644,442

Fair value per share (NAV)	$17.54	$16.39	$28.08	$14.32	$14.79	$8.95	$9.40
Shares outstanding in the Separate Account	1,854	1,187	177,857	221,159	67,933	22,099	68,558

(1) Investments in mutual fund shares, at cost	$35,888	$21,591	$5,295,259	$3,262,151	$1,365,953	$223,468	$745,968

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Comstock Fund, Series II
ASSETS:
Investments at fair value (1)	$858,899	$129,949	$1,171,560	$2,064,229	$206,577	$802,852	$1,922,551
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	187	293	595	283	265	1,571	1,560
Receivable from the Company	-	-	-	-	-	-	-
Total assets	859,086	130,242	1,172,155	2,064,512	206,842	804,423	1,924,111

LIABILITIES:
Payable to the Contracts	187	293	595	283	265	1,571	1,560
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	14	1	5	23	1	3	6
Total liabilities	201	294	600	306	266	1,574	1,566

NET ASSETS	$858,885	$129,948	$1,171,555	$2,064,206	$206,576	$802,849	$1,922,545

ANALYSIS OF NET ASSETS
Accumulation period	$858,885	$129,948	$1,171,555	$2,064,206	$206,576	$802,849	$1,922,545
Annuity period	-	-	-	-	-	-	-
Total net assets	$858,885	$129,948	$1,171,555	$2,064,206	$206,576	$802,849	$1,922,545

Fair value per share (NAV)	$11.01	$17.10	$13.25	$15.17	$12.30	$8.27	$20.61
Shares outstanding in the Separate Account	78,011	7,599	88,420	136,073	16,795	97,080	93,282

(1) Investments in mutual fund shares, at cost	$1,055,348	$148,985	$1,136,880	$2,267,098	$229,748	$976,138	$1,950,858

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II
ASSETS:
Investments at fair value (1)	$3,742,685	$1,255,163	$2,157,192	$1,471,937	$1,262,704	$728,521	$500,879
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,009	126	589	655	270	709	48
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,743,694	1,255,289	2,157,781	1,472,592	1,262,974	729,230	500,927

LIABILITIES:
Payable to the Contracts	1,009	126	589	655	270	709	48
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	51	9	17	11	1	7	8
Total liabilities	1,060	135	606	666	271	716	56

NET ASSETS	$3,742,634	$1,255,154	$2,157,175	$1,471,926	$1,262,703	$728,514	$500,871

ANALYSIS OF NET ASSETS
Accumulation period	$3,742,634	$1,255,154	$2,157,175	$1,471,926	$1,262,703	$728,514	$500,871
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,742,634	$1,255,154	$2,157,175	$1,471,926	$1,262,703	$728,514	$500,871

Fair value per share (NAV)	$17.33	$32.89	$38.66	$13.05	$10.14	$20.26	$19.81
Shares outstanding in the Separate Account	215,966	38,162	55,799	112,792	124,527	35,959	25,284

(1) Investments in mutual fund shares, at cost	$3,894,677	$1,580,873	$2,494,379	$1,669,737	$1,329,988	$774,771	$803,138

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
ASSETS:
Investments at fair value (1)	$3,726,248	$1,538,725	$1,574,874	$17,015	$656,862	$17,277,360	$2,137,050
Receivable from the Contracts	8,281	-	-	-	-	-	-
Receivable from the fund manager	-	23	183	-	236	4,544	109
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,734,529	1,538,748	1,575,057	17,015	657,098	17,281,904	2,137,159

LIABILITIES:
Payable to the Contracts	-	23	183	-	236	4,544	109
Payable to the fund manager	8,281	-	-	-	-	-	-
Payable to the Company	16	5	4	-	-	50	2
Total liabilities	8,297	28	187	-	236	4,594	111

NET ASSETS	$3,726,232	$1,538,720	$1,574,870	$17,015	$656,862	$17,277,310	$2,137,048

ANALYSIS OF NET ASSETS
Accumulation period	$3,726,232	$1,538,720	$1,574,870	$17,015	$656,862	$17,277,310	$2,137,048
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,726,232	$1,538,720	$1,574,870	$17,015	$656,862	$17,277,310	$2,137,048

Fair value per share (NAV)	$28.49	$1.00	$51.06	$11.49	$41.77	$54.39	$21.16
Shares outstanding in the Separate Account	130,791	1,538,725	30,844	1,481	15,726	317,657	100,995

(1) Investments in mutual fund shares, at cost	$3,600,663	$1,538,725	$1,406,360	$13,505	$633,846	$15,393,947	$1,993,712

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$3,627,494	$160,673	$245,439	$635,432	$1,713,535	$648,676	$819,709
Receivable from the Contracts	3,483	-	-	-	-	-	-
Receivable from the fund manager	-	67	273	278	1,037	132	528
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,630,977	160,740	245,712	635,710	1,714,572	648,808	820,237

LIABILITIES:
Payable to the Contracts	-	67	273	278	1,037	132	528
Payable to the fund manager	3,483	-	-	-	-	-	-
Payable to the Company	9	1	31	4	2	3	7
Total liabilities	3,492	68	304	282	1,039	135	535

NET ASSETS	$3,627,485	$160,672	$245,408	$635,428	$1,713,533	$648,673	$819,702

ANALYSIS OF NET ASSETS
Accumulation period	$3,627,485	$160,672	$245,408	$635,428	$1,713,533	$648,673	$819,702
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,627,485	$160,672	$245,408	$635,428	$1,713,533	$648,673	$819,702

Fair value per share (NAV)	$10.40	$18.37	$11.65	$18.58	$13.09	$8.40	$8.57
Shares outstanding in the Separate Account	348,798	8,746	21,068	34,200	130,904	77,196	95,704

(1) Investments in mutual fund shares, at cost	$4,114,403	$167,176	$224,528	$637,145	$1,794,401	$562,924	$688,400

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$210,205	$1,505,342	$28,677	$287,467	$290,792	$141,060	$267,192
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	3	18	9	114	3	2	21
Receivable from the Company	-	-	-	-	-	2	-
Total assets	210,208	1,505,360	28,686	287,581	290,795	141,064	267,213

LIABILITIES:
Payable to the Contracts	3	18	9	114	3	2	21
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	11	-	1	-	-	-
Total liabilities	5	29	9	115	3	2	21

NET ASSETS	$210,203	$1,505,331	$28,677	$287,466	$290,792	$141,062	$267,192

ANALYSIS OF NET ASSETS
Accumulation period	$210,203	$1,505,331	$28,677	$287,466	$290,792	$141,062	$267,192
Annuity period	-	-	-	-	-	-	-
Total net assets	$210,203	$1,505,331	$28,677	$287,466	$290,792	$141,062	$267,192

Fair value per share (NAV)	$10.68	$30.35	$9.77	$30.99	$15.24	$67.08	$15.52
Shares outstanding in the Separate Account	19,675	49,598	2,935	9,276	19,081	2,103	17,216

(1) Investments in mutual fund shares, at cost	$210,393	$1,173,187	$28,341	$251,011	$299,846	$126,822	$269,201

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	MFS New Discovery Series, Service Class	MFS Research International Portfolio, Service Class	Morgan Stanley VIF Discovery Portfolio
ASSETS:
Investments at fair value (1)	$161,821	$62,843	$452,406	$334,587	$8,421	$69,769	$167,372
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	16	1	485	254	-	1	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	161,837	62,844	452,891	334,841	8,421	69,770	167,374

LIABILITIES:
Payable to the Contracts	16	1	485	254	-	1	2
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	1	-	-	-	1
Total liabilities	16	1	486	254	-	1	3

NET ASSETS	$161,821	$62,843	$452,405	$334,587	$8,421	$69,769	$167,371

ANALYSIS OF NET ASSETS
Accumulation period	$161,821	$62,843	$452,405	$334,587	$8,421	$69,769	$167,371
Annuity period	-	-	-	-	-	-	-
Total net assets	$161,821	$62,843	$452,405	$334,587	$8,421	$69,769	$167,371

Fair value per share (NAV)	$29.17	$23.33	$7.86	$10.42	$10.75	$16.86	$5.74
Shares outstanding in the Separate Account	5,548	2,694	57,558	32,110	783	4,138	29,159

(1) Investments in mutual fund shares, at cost	$167,151	$58,567	$452,133	$339,028	$8,421	$68,271	$117,977

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio
ASSETS:
Investments at fair value (1)	$55,847	$412,762	$122,627	$92,173	$136,706	$1,829,806	$4,806,499
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	136	360	75	139	37	1,115	2,729
Receivable from the Company	-	-	1	-	-	-	-
Total assets	55,983	413,122	122,703	92,312	136,743	1,830,921	4,809,228

LIABILITIES:
Payable to the Contracts	136	360	75	139	37	1,115	2,729
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	2	-	1	-	10	15
Total liabilities	137	362	75	140	37	1,125	2,744

NET ASSETS	$55,846	$412,760	$122,628	$92,172	$136,706	$1,829,796	$4,806,484

ANALYSIS OF NET ASSETS
Accumulation period	$55,846	$412,760	$122,628	$92,172	$136,706	$1,829,796	$4,806,484
Annuity period	-	-	-	-	-	-	-
Total net assets	$55,846	$412,760	$122,628	$92,172	$136,706	$1,829,796	$4,806,484

Fair value per share (NAV)	$14.81	$8.94	$5.56	$10.64	$6.40	$7.24	$9.89
Shares outstanding in the Separate Account	3,771	46,170	22,055	8,663	21,360	252,736	485,996

(1) Investments in mutual fund shares, at cost	$38,531	$542,403	$152,667	$87,929	$191,275	$1,880,279	$4,894,479

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio
ASSETS:
Investments at fair value (1)	$694,942	$3,001,381	$1,938,196	$6,392,414	$8,760,826	$537,574	$833,737
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	209	816	867	1,201	4,326	437	381
Receivable from the Company	-	-	-	-	-	-	-
Total assets	695,151	3,002,197	1,939,063	6,393,615	8,765,152	538,011	834,118

LIABILITIES:
Payable to the Contracts	209	816	867	1,201	4,326	437	381
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	9	4	2	4	3	5	4
Total liabilities	218	820	869	1,205	4,329	442	385

NET ASSETS	$694,933	$3,001,377	$1,938,194	$6,392,410	$8,760,823	$537,569	$833,733

ANALYSIS OF NET ASSETS
Accumulation period	$694,933	$3,001,377	$1,938,194	$6,392,410	$8,760,823	$537,569	$833,733
Annuity period	-	-	-	-	-	-	-
Total net assets	$694,933	$3,001,377	$1,938,194	$6,392,410	$8,760,823	$537,569	$833,733

Fair value per share (NAV)	$7.27	$9.64	$11.51	$10.32	$9.04	$11.55	$14.43
Shares outstanding in the Separate Account	95,590	311,347	168,392	619,420	969,118	46,543	57,778

(1) Investments in mutual fund shares, at cost	$805,227	$3,166,542	$2,279,878	$6,361,832	$9,796,969	$569,675	$790,510

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio
ASSETS:
Investments at fair value (1)	$2,667,532	$39,359	$84,508,179	$258,381,389	$19,146,710	$18,772,141	$9,593,947
Receivable from the Contracts	-	-	12,188	-	-	-	-
Receivable from the fund manager	28	74	-	54,359	2,197	5,656	493
Receivable from the Company	-	-	2	18	-	-	-
Total assets	2,667,560	39,433	84,520,369	258,435,766	19,148,907	18,777,797	9,594,440

LIABILITIES:
Payable to the Contracts	28	74	-	54,359	2,197	5,656	493
Payable to the fund manager	-	-	12,188	-	-	-	-
Payable to the Company	12	-	-	-	62	11	7
Total liabilities	40	74	12,188	54,359	2,259	5,667	500

NET ASSETS	$2,667,520	$39,359	$84,508,181	$258,381,407	$19,146,648	$18,772,130	$9,593,940

ANALYSIS OF NET ASSETS
Accumulation period	$2,667,520	$39,359	$84,508,181	$258,381,407	$19,146,648	$18,772,130	$9,593,940
Annuity period	-	-	-	-	-	-	-
Total net assets	$2,667,520	$39,359	$84,508,181	$258,381,407	$19,146,648	$18,772,130	$9,593,940

Fair value per share (NAV)	$13.51	$9.21	$1.00	$86.45	$14.25	$16.90	$19.85
Shares outstanding in the Separate Account	197,449	4,273	84,508,179	2,988,796	1,343,629	1,110,778	483,322

(1) Investments in mutual fund shares, at cost	$2,497,753	$38,618	$84,508,179	$200,461,479	$19,213,890	$17,765,178	$8,929,399

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$9,055,737	$2,178,722	$1,228,209	$1,589,696	$1,857,616	$47,604	$733,036
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1,083	952	638	707	1,351	13	758
Receivable from the Company	-	-	-	-	-	-	-
Total assets	9,056,820	2,179,674	1,228,847	1,590,403	1,858,967	47,617	733,794

LIABILITIES:
Payable to the Contracts	1,083	952	638	707	1,351	13	758
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	20	5	11	1	-	1
Total liabilities	1,085	972	643	718	1,352	13	759

NET ASSETS	$9,055,735	$2,178,702	$1,228,204	$1,589,685	$1,857,615	$47,604	$733,035

ANALYSIS OF NET ASSETS
Accumulation period	$9,055,735	$2,178,702	$1,228,204	$1,589,685	$1,857,615	$47,604	$733,035
Annuity period	-	-	-	-	-	-	-
Total net assets	$9,055,735	$2,178,702	$1,228,204	$1,589,685	$1,857,615	$47,604	$733,035

Fair value per share (NAV)	$38.34	$56.35	$47.62	$20.94	$8.45	$13.76	$11.38
Shares outstanding in the Separate Account	236,196	38,664	25,792	75,917	219,836	3,460	64,414

(1) Investments in mutual fund shares, at cost	$9,014,924	$2,167,717	$1,523,145	$1,794,707	$2,093,152	$49,992	$815,992

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

SUBACCOUNTS
Western Asset Core Plus VIT Portfolio, Class II
ASSETS:
Investments at fair value (1)	$2,275,955
Receivable from the Contracts	-
Receivable from the fund manager	1,400
Receivable from the Company	-
Total assets	2,277,355

LIABILITIES:
Payable to the Contracts	1,400
Payable to the fund manager	-
Payable to the Company	6
Total liabilities	1,406

NET ASSETS	$2,275,949

ANALYSIS OF NET ASSETS
Accumulation period	$2,275,949
Annuity period	-
Total net assets	$2,275,949

Fair value per share (NAV)	$4.52
Shares outstanding in the Separate Account	503,530

(1) Investments in mutual fund shares, at cost	$2,693,593

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4
INVESTMENT INCOME:
Dividend income	$4,632	$-	$55,167	$-	$504,088	$35,098	$1,468

EXPENSES:
Mortality and expense risk and admin	3,174	24,921	13,496	2,490	106,583	3,425	219

NET INVESTMENT INCOME (LOSS)	1,458	(24,921)	41,671	(2,490)	397,505	31,673	1,249

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	7,061	72,514	14,928	3,366	42,870	810	182
Capital gain distributions	36,499	367,547	155,229	-	1,054,530	-	-

Net realized gain (loss) on investments	43,560	440,061	170,157	3,366	1,097,400	810	182

Change in net unrealized appreciation (depreciation) on investments	17,505	961,075	162,436	92,669	1,981,697	64,263	(4,478)

Net realized and unrealized gain (loss) on investments	61,065	1,401,136	332,593	96,035	3,079,097	65,073	(4,296)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,523	$1,376,215	$374,264	$93,545	$3,476,602	$96,746	$(3,047)

Note: Totals may not appear to foot/crossfoot due to rounding.

                                                       (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Balanced Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4
INVESTMENT INCOME:
Dividend income	$37,836	$64	$99,407	$10,607	$21,403	$55,464	$21,798

EXPENSES:
Mortality and expense risk and admin	9,015	2	30,863	4,328	52,936	23,397	7,790

NET INVESTMENT INCOME (LOSS)	28,821	62	68,544	6,279	(31,533)	32,067	14,008

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,740	-	107,981	2,068	90,157	27,699	11,735
Capital gain distributions	-	-	220,595	45,909	290,299	268,386	-

Net realized gain (loss) on investments	21,740	-	328,576	47,977	380,456	296,085	11,735

Change in net unrealized appreciation (depreciation) on investments	253,217	(187)	462,152	(29,899)	3,041,413	854,319	27,494

Net realized and unrealized gain (loss) on investments	274,957	(187)	790,728	18,078	3,421,869	1,150,404	39,229

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$303,778	$(125)	$859,272	$24,357	$3,390,336	$1,182,471	$53,237

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
INVESTMENT INCOME:
Dividend income	$34,506	$308,535	$64,640	$49,971	$350,645	$33,696	$17,305

EXPENSES:
Mortality and expense risk and admin	10,404	25,490	6,585	10,962	48,720	9,218	10,889

NET INVESTMENT INCOME (LOSS)	24,102	283,045	58,055	39,009	301,925	24,478	6,416

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,413	(2,613)	(27,258)	89,390	5,587	20,815	10,677
Capital gain distributions	12,865	-	-	29,857	941,127	182,111	-

Net realized gain (loss) on investments	34,278	(2,613)	(27,258)	119,247	946,714	202,926	10,677

Change in net unrealized appreciation (depreciation) on investments	88,538	(239,077)	(33,297)	404,832	216,869	(50,009)	(10,847)

Net realized and unrealized gain (loss) on investments	122,816	(241,690)	(60,555)	524,079	1,163,583	152,917	(170)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$146,918	$41,355	$(2,500)	$563,088	$1,465,508	$177,395	$6,246

Note: Totals may not appear to foot/crossfoot due to rounding.

                                 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
INVESTMENT INCOME:
Dividend income	$15,172	$-	$8,050	$-	$-	$141	$106,096

EXPENSES:
Mortality and expense risk and admin	4,460	1,383	9,300	8,156	15,918	6	10,140

NET INVESTMENT INCOME (LOSS)	10,712	(1,383)	(1,250)	(8,156)	(15,918)	135	95,956

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,289	1,299	14,933	(58,648)	584,102	(6)	(8,184)
Capital gain distributions	150,746	23,438	50,340	81,312	-	-	-

Net realized gain (loss) on investments	157,035	24,737	65,273	22,664	584,102	(6)	(8,184)

Change in net unrealized appreciation (depreciation) on investments	8,689	87,399	134,891	66,603	26,979	(120)	(74,877)

Net realized and unrealized gain (loss) on investments	165,724	112,136	200,164	89,267	611,081	(126)	(83,061)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$176,436	$110,753	$198,914	$81,111	$595,163	$9	$12,895

Note: Totals may not appear to foot/crossfoot due to rounding.

                                   (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$42,756	$-	$43,099	$129,792	$15,500	$2,962	$420,591

EXPENSES:
Mortality and expense risk and admin	3,747	4,449	4,580	20,687	3,310	452	104,463

NET INVESTMENT INCOME (LOSS)	39,009	(4,449)	38,519	109,105	12,190	2,510	316,128

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,368	51,469	(2,886)	(48,335)	479	428	168,990
Capital gain distributions	-	-	-	-	8,985	840	707,272

Net realized gain (loss) on investments	2,368	51,469	(2,886)	(48,335)	9,464	1,268	876,262

Change in net unrealized appreciation (depreciation) on investments	7,749	90,852	(28,475)	(24,506)	43,816	5,954	2,022,165

Net realized and unrealized gain (loss) on investments	10,117	142,321	(31,361)	(72,841)	53,280	7,222	2,898,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,126	$137,872	$7,158	$36,264	$65,470	$9,732	$3,214,555

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$322,400	$-	$24,645	$50,287	$90,576	$24,622	$17,400

EXPENSES:
Mortality and expense risk and admin	38,813	2,379	7,047	14,913	10,667	4,156	5,899

NET INVESTMENT INCOME (LOSS)	283,587	(2,379)	17,598	35,374	79,909	20,466	11,501

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	17,859	(4,154)	30,467	15,303	7,386	1,964	(7,632)
Capital gain distributions	-	166,503	-	-	-	-	-

Net realized gain (loss) on investments	17,859	162,349	30,467	15,303	7,386	1,964	(7,632)

Change in net unrealized appreciation (depreciation) on investments	(240,944)	(82,501)	(11,711)	386,872	40,131	35,806	141,431

Net realized and unrealized gain (loss) on investments	(223,085)	79,848	18,756	402,175	47,517	37,770	133,799

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$60,502	$77,469	$36,354	$437,549	$127,426	$58,236	$145,300

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$9,015	$290,869	$519,164	$20,026

EXPENSES:
Mortality and expense risk and admin	7,782	11,322	4,634	4,529	34,667	57,829	17,033

NET INVESTMENT INCOME (LOSS)	(7,782)	(11,322)	(4,634)	4,486	256,202	461,335	2,993

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(8,847)	2,100	6,505	13,047	8,451	10,309	54,508
Capital gain distributions	-	795,940	-	-	-	-	753,295

Net realized gain (loss) on investments	(8,847)	798,040	6,505	13,047	8,451	10,309	807,803

Change in net unrealized appreciation (depreciation) on investments	477,932	(306,579)	69,994	49,803	106,988	(337,193)	(64,274)

Net realized and unrealized gain (loss) on investments	469,085	491,461	76,499	62,850	115,439	(326,884)	743,529

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$461,303	$480,139	$71,865	$67,336	$371,641	$134,451	$746,522

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$10,929	$-	$93,910	$40,201	$10,360	$-	$124,138

EXPENSES:
Mortality and expense risk and admin	2,356	46,767	31,634	6,206	4,293	1,291	10,106

NET INVESTMENT INCOME (LOSS)	8,573	(46,767)	62,276	33,995	6,067	(1,291)	114,032

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,699	60,804	287,364	1,794	3,336	(22,798)	1,412
Capital gain distributions	5,706	387,134	-	73,797	174,863	-	10,171

Net realized gain (loss) on investments	11,405	447,938	287,364	75,591	178,199	(22,798)	11,583

Change in net unrealized appreciation (depreciation) on investments	35,336	2,590,253	1,343,696	213,256	(92,232)	103,936	16,293

Net realized and unrealized gain (loss) on investments	46,741	3,038,191	1,631,060	288,847	85,967	81,138	27,876

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$55,314	$2,991,424	$1,693,336	$322,842	$92,034	$79,847	$141,908

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares
INVESTMENT INCOME:
Dividend income	$630	$396	$53,384	$28,549	$-	$12,256	$22,201

EXPENSES:
Mortality and expense risk and admin	111	63	20,313	10,224	4,269	810	2,027

NET INVESTMENT INCOME (LOSS)	519	333	33,071	18,325	(4,269)	11,446	20,174

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,102	(450)	52,063	7,182	(146,668)	(8,371)	(3,587)
Capital gain distributions	2,648	412	254,000	70,564	-	-	-

Net realized gain (loss) on investments	4,750	(38)	306,063	77,746	(146,668)	(8,371)	(3,587)

Change in net unrealized appreciation (depreciation) on investments	(2,941)	1,958	181,386	209,569	276,851	6,706	(14,098)

Net realized and unrealized gain (loss) on investments	1,809	1,920	487,449	287,315	130,183	(1,665)	(17,685)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,328	$2,253	$520,520	$305,640	$125,914	$9,781	$2,489

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Comstock Fund, Series II
INVESTMENT INCOME:
Dividend income	$-	$969	$8,969	$-	$6,420	$50,141	$27,468

EXPENSES:
Mortality and expense risk and admin	3,531	333	2,782	7,962	617	2,317	4,382

NET INVESTMENT INCOME (LOSS)	(3,531)	636	6,187	(7,962)	5,803	47,824	23,086

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	21,861	(42)	2,944	80,193	(5,117)	4,312	2,313
Capital gain distributions	94,355	7,493	95,221	150,400	-	-	128,843

Net realized gain (loss) on investments	116,216	7,451	98,165	230,593	(5,117)	4,312	131,156

Change in net unrealized appreciation (depreciation) on investments	36,178	6,835	19,248	302,354	22,500	(20,878)	10,299

Net realized and unrealized gain (loss) on investments	152,394	14,286	117,413	532,947	17,383	(16,566)	141,455

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$148,863	$14,922	$123,600	$524,985	$23,186	$31,258	$164,541

Note: Totals may not appear to foot/crossfoot due to rounding.

                               (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II
INVESTMENT INCOME:
Dividend income	$44,719	$56,039	$20,077	$-	$37,179	$29,492	$8,325

EXPENSES:
Mortality and expense risk and admin	2,049	11,759	5,341	7,785	4,524	3,090	3,214

NET INVESTMENT INCOME (LOSS)	42,670	44,280	14,736	(7,785)	32,655	26,402	5,111

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(163,336)	12,414	5,355	42,693	4,268	26,209	76,514
Capital gain distributions	-	136,883	6,952	127,048	-	-	42,808

Net realized gain (loss) on investments	(163,336)	149,297	12,307	169,741	4,268	26,209	119,322

Change in net unrealized appreciation (depreciation) on investments	146,080	103,285	(27,725)	100,369	(50,771)	(38,442)	21,803

Net realized and unrealized gain (loss) on investments	(17,256)	252,582	(15,418)	270,110	(46,503)	(12,233)	141,125

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,414	$296,862	$(682)	$262,325	$(13,848)	$14,169	$146,236

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares
INVESTMENT INCOME:
Dividend income	$-	$-	$95,462	$53	$43	$8,145	$247,390

EXPENSES:
Mortality and expense risk and admin	2,231	11,978	7,299	4,233	77	2,018	56,286

NET INVESTMENT INCOME (LOSS)	(2,231)	(11,978)	88,163	(4,180)	(34)	6,127	191,104

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,588)	(3,491)	-	11,727	1	(435)	3,169
Capital gain distributions	49,203	131,205	-	32,403	108	-	-

Net realized gain (loss) on investments	38,615	127,714	-	44,130	109	(435)	3,169

Change in net unrealized appreciation (depreciation) on investments	70,251	191,565	-	129,073	1,542	1,190	1,325,061

Net realized and unrealized gain (loss) on investments	108,866	319,279	-	173,203	1,651	755	1,328,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$106,635	$307,301	$88,163	$169,023	$1,617	$6,882	$1,519,334

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$-	$201,905	$1,157	$-	$3,475	$75,127	$12,760

EXPENSES:
Mortality and expense risk and admin	7,687	12,087	549	425	2,523	4,415	2,471

NET INVESTMENT INCOME (LOSS)	(7,687)	189,818	608	(425)	952	70,712	10,289

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	139,269	3,146	1,982	2,869	24,728	1,737	4,673
Capital gain distributions	-	-	8,766	-	36,506	-	-

Net realized gain (loss) on investments	139,269	3,146	10,748	2,869	61,234	1,737	4,673

Change in net unrealized appreciation (depreciation) on investments	118,989	11,701	20,543	41,306	54,601	(9,633)	50,534

Net realized and unrealized gain (loss) on investments	258,258	14,847	31,291	44,175	115,835	(7,896)	55,207

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$250,571	$204,665	$31,899	$43,750	$116,787	$62,816	$65,496

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Growth Series, Service Class
INVESTMENT INCOME:
Dividend income	$12,674	$3,514	$-	$219	$903	$2,857	$-

EXPENSES:
Mortality and expense risk and admin	3,815	979	6,955	96	826	579	447

NET INVESTMENT INCOME (LOSS)	8,859	2,535	(6,955)	123	77	2,278	(447)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	84,920	197	66,015	(48)	93	171	(742)
Capital gain distributions	-	-	145,407	239	10,059	-	10,315

Net realized gain (loss) on investments	84,920	197	211,422	191	10,152	171	9,573

Change in net unrealized appreciation (depreciation) on investments	45,860	1,743	202,434	336	19,617	(9,054)	11,601

Net realized and unrealized gain (loss) on investments	130,780	1,940	413,856	527	29,769	(8,883)	21,174

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,639	$4,475	$406,901	$650	$29,846	$(6,605)	$20,727

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	MFS New Discovery Series, Service Class	MFS Research International Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$1,144	$1,886	$66	$-	$1,374	$-	$857

EXPENSES:
Mortality and expense risk and admin	365	368	235	862	323	11	282

NET INVESTMENT INCOME (LOSS)	779	1,518	(169)	(862)	1,051	(11)	575

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6	4	16	4,185	49	(31)	152
Capital gain distributions	449	7,339	4,605	24,664	5,563	-	-

Net realized gain (loss) on investments	455	7,343	4,621	28,849	5,612	(31)	152

Change in net unrealized appreciation (depreciation) on investments	(2,125)	(6,307)	2,518	(6,650)	(4,441)	-	(183)

Net realized and unrealized gain (loss) on investments	(1,670)	1,036	7,139	22,199	1,171	(31)	(31)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(891)	$2,554	$6,970	$21,337	$2,222	$(42)	$544

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio
INVESTMENT INCOME:
Dividend income	$-	$822	$-	$-	$29,281	$12,583	$6,798

EXPENSES:
Mortality and expense risk and admin	517	41	1	82	1,410	2,514	276

NET INVESTMENT INCOME (LOSS)	(517)	781	(1)	(82)	27,871	10,069	6,522

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	124	4,562	34	1,987	(10,520)	(240,559)	595
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	124	4,562	34	1,987	(10,520)	(240,559)	595

Change in net unrealized appreciation (depreciation) on investments	45,378	-	-	16,213	(880)	255,591	889

Net realized and unrealized gain (loss) on investments	45,502	4,562	34	18,200	(11,400)	15,032	1,484

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,985	$5,343	$33	$18,118	$16,471	$25,101	$8,006

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$5,995	$63,816	$228,486	$17,913	$113,676	$60,576	$290,212

EXPENSES:
Mortality and expense risk and admin	551	3,525	12,487	2,836	10,113	9,453	20,145

NET INVESTMENT INCOME (LOSS)	5,444	60,291	215,999	15,077	103,563	51,123	270,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(72)	1,869	(119)	144	727	(48,665)	672
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	(72)	1,869	(119)	144	727	(48,665)	672

Change in net unrealized appreciation (depreciation) on investments	4,823	5,579	(30,304)	(59,197)	11,629	44,114	49,404

Net realized and unrealized gain (loss) on investments	4,751	7,448	(30,423)	(59,053)	12,356	(4,551)	50,076

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,195	$67,739	$185,576	$(43,976)	$115,919	$46,572	$320,143

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund
INVESTMENT INCOME:
Dividend income	$302,748	$10,661	$11,116	$49,428	$393	$3,749,981	$2,899,636

EXPENSES:
Mortality and expense risk and admin	27,401	2,108	2,628	10,566	252	318,474	857,200

NET INVESTMENT INCOME (LOSS)	275,347	8,553	8,488	38,862	141	3,431,507	2,042,436

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	6,047	(12,730)	437	26,906	6,267	-	129,767
Capital gain distributions	-	4,313	15,821	-	1,605	567	-

Net realized gain (loss) on investments	6,047	(8,417)	16,258	26,906	7,872	567	129,767

Change in net unrealized appreciation (depreciation) on investments	(149,337)	36,597	47,007	165,570	(3,702)	-	40,972,207

Net realized and unrealized gain (loss) on investments	(143,290)	28,180	63,265	192,476	4,170	567	41,101,974

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,057	$36,733	$71,753	$231,338	$4,311	$3,432,074	$43,144,410

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio
INVESTMENT INCOME:
Dividend income	$258,007	$358,143	$171,894	$6,245	$-	$-	$38,747

EXPENSES:
Mortality and expense risk and admin	48,915	70,148	38,339	31,905	6,791	4,179	6,912

NET INVESTMENT INCOME (LOSS)	209,092	287,995	133,555	(25,660)	(6,791)	(4,179)	31,835

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,979)	101,739	27,456	30,632	174,968	5,775	56,035
Capital gain distributions	38,036	48,674	26,652	964,794	91,727	115,560	43,616

Net realized gain (loss) on investments	27,057	150,413	54,108	995,426	266,695	121,335	99,651

Change in net unrealized appreciation (depreciation) on investments	528,249	1,070,676	751,612	521,540	274,731	(136,106)	39,181

Net realized and unrealized gain (loss) on investments	555,306	1,221,089	805,720	1,516,966	541,426	(14,771)	138,832

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$764,398	$1,509,084	$939,275	$1,491,306	$534,635	$(18,950)	$170,667

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$73,322	$1,193	$-	$184,526

EXPENSES:
Mortality and expense risk and admin	5,146	204	2,054	6,961

NET INVESTMENT INCOME (LOSS)	68,176	989	(2,054)	177,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,706	(8)	984	(8,401)
Capital gain distributions	14,091	-	-	-

Net realized gain (loss) on investments	16,797	(8)	984	(8,401)

Change in net unrealized appreciation (depreciation) on investments	27,832	(1,677)	(85,644)	(206,645)

Net realized and unrealized gain (loss) on investments	44,629	(1,685)	(84,660)	(215,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,805	$(696)	$(86,714)	$(37,481)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,458	$(24,921)	$41,671	$(2,490)	$397,505	$31,673	$1,249
Net realized gain (loss) on investments	43,560	440,061	170,157	3,366	1,097,400	810	182
Change in net unrealized appreciation (depreciation) on investments	17,505	961,075	162,436	92,669	1,981,697	64,263	(4,478)

Net increase (decrease) in net assets resulting from operations	62,523	1,376,215	374,264	93,545	3,476,602	96,746	(3,047)

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,865	2,933,073	961,152	134,694	2,603,295	-	-
Contract maintenance charges	(696)	(27,494)	(16,519)	(2,615)	(42,841)	(7,547)	(751)
Contract owners' benefits	(64,276)	(223,965)	(94,913)	(65,918)	(1,380,438)	(11,192)	(2,619)
Net transfers (to) from the Company and/or Subaccounts	7,196	(2,227,898)	1,957,008	120,228	557,431	33,399	3,938

Increase (decrease) in net assets resulting from Contract transactions	(54,911)	453,716	2,806,728	186,389	1,737,447	14,660	568

Total increase (decrease) in net assets	7,612	1,829,931	3,180,992	279,934	5,214,049	111,406	(2,479)

NET ASSETS:
Beginning of period	741,124	5,042,283	2,721,162	556,779	22,116,062	1,048,829	77,821

End of period	$748,736	$6,872,214	$5,902,154	$836,713	$27,330,111	$1,160,235	$75,342

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Balanced Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,821	$62	$68,544	$6,279	$(31,533)	$32,067	$14,008
Net realized gain (loss) on investments	21,740	-	328,576	47,977	380,456	296,085	11,735
Change in net unrealized appreciation (depreciation) on investments	253,217	(187)	462,152	(29,899)	3,041,413	854,319	27,494

Net increase (decrease) in net assets resulting from operations	303,778	(125)	859,272	24,357	3,390,336	1,182,471	53,237

CONTRACT TRANSACTIONS:
Contract owners' net payments	124,559	-	949,948	197,879	1,076,005	977,895	173,089
Contract maintenance charges	(7,519)	-	(10,196)	(4,823)	(30,363)	(15,396)	(7,597)
Contract owners' benefits	(175,461)	-	(679,826)	(25,530)	(1,084,058)	(133,206)	(105,399)
Net transfers (to) from the Company and/or Subaccounts	(79,700)	5,510	(607,578)	146,556	1,011,007	(135,048)	(109,842)

Increase (decrease) in net assets resulting from Contract transactions	(138,121)	5,510	(347,652)	314,082	972,591	694,245	(49,749)

Total increase (decrease) in net assets	165,657	5,385	511,620	338,439	4,362,927	1,876,716	3,488

NET ASSETS:
Beginning of period	2,381,567	-	6,718,414	1,050,518	10,715,625	4,942,219	2,113,430

End of period	$2,547,224	$5,385	$7,230,034	$1,388,957	$15,078,552	$6,818,935	$2,116,918

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,102	$283,045	$58,055	$39,009	$301,925	$24,478	$6,416
Net realized gain (loss) on investments	34,278	(2,613)	(27,258)	119,247	946,714	202,926	10,677
Change in net unrealized appreciation (depreciation) on investments	88,538	(239,077)	(33,297)	404,832	216,869	(50,009)	(10,847)

Net increase (decrease) in net assets resulting from operations	146,918	41,355	(2,500)	563,088	1,465,508	177,395	6,246

CONTRACT TRANSACTIONS:
Contract owners' net payments	716,241	1,273,824	238,048	761,759	3,163,724	426,672	109,623
Contract maintenance charges	(6,484)	(38,715)	(6,507)	(16,603)	(57,086)	(8,494)	(13,768)
Contract owners' benefits	(440,707)	(432,327)	(133,962)	(765,795)	(332,912)	(324,675)	(173,435)
Net transfers (to) from the Company and/or Subaccounts	(81,737)	643,762	(243,667)	132,439	330,341	(134,424)	(211,458)

Increase (decrease) in net assets resulting from Contract transactions	187,313	1,446,544	(146,088)	111,800	3,104,067	(40,921)	(289,038)

Total increase (decrease) in net assets	334,231	1,487,899	(148,588)	674,888	4,569,575	136,474	(282,792)

NET ASSETS:
Beginning of period	2,678,139	6,850,232	1,830,720	3,089,495	12,276,145	2,184,974	3,236,709

End of period	$3,012,370	$8,338,131	$1,682,132	$3,764,383	$16,845,720	$2,321,448	$2,953,917

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Emerging Markets Bond Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,712	$(1,383)	$(1,250)	$(8,156)	$(15,918)	$135	$95,956
Net realized gain (loss) on investments	157,035	24,737	65,273	22,664	584,102	(6)	(8,184)
Change in net unrealized appreciation (depreciation) on investments	8,689	87,399	134,891	66,603	26,979	(120)	(74,877)

Net increase (decrease) in net assets resulting from operations	176,436	110,753	198,914	81,111	595,163	9	12,895

CONTRACT TRANSACTIONS:
Contract owners' net payments	300,890	19,091	38,124	72,337	372,941	6,973	601,279
Contract maintenance charges	(4,696)	(3,544)	(2,606)	(5,177)	(3,188)	(8)	(13,592)
Contract owners' benefits	(141,606)	(3,832)	(8,900)	(17,645)	(419,087)	(350)	(674,586)
Net transfers (to) from the Company and/or Subaccounts	92,800	15,391	(199,823)	(72,322)	(2,072,229)	8	937,029

Increase (decrease) in net assets resulting from Contract transactions	247,388	27,106	(173,205)	(22,807)	(2,121,563)	6,623	850,130

Total increase (decrease) in net assets	423,824	137,859	25,709	58,304	(1,526,400)	6,632	863,025

NET ASSETS:
Beginning of period	1,059,880	398,507	2,205,957	2,129,334	4,399,093	-	2,229,173

End of period	$1,483,704	$536,366	$2,231,666	$2,187,638	$2,872,693	$6,632	$3,092,198

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,009	$(4,449)	$38,519	$109,105	$12,190	$2,510	$316,128
Net realized gain (loss) on investments	2,368	51,469	(2,886)	(48,335)	9,464	1,268	876,262
Change in net unrealized appreciation (depreciation) on investments	7,749	90,852	(28,475)	(24,506)	43,816	5,954	2,022,165

Net increase (decrease) in net assets resulting from operations	49,126	137,872	7,158	36,264	65,470	9,732	3,214,555

CONTRACT TRANSACTIONS:
Contract owners' net payments	282,499	57,432	166,073	-	8,156	-	4,181,108
Contract maintenance charges	(4,125)	(1,700)	(6,056)	(22,596)	(321)	(1,633)	(25,992)
Contract owners' benefits	(30,178)	(188,930)	(98,350)	(384,128)	(31,391)	(7,588)	(2,616,244)
Net transfers (to) from the Company and/or Subaccounts	145,910	(20,539)	1,916,114	254,512	155,049	525	3,477,147

Increase (decrease) in net assets resulting from Contract transactions	394,106	(153,737)	1,977,781	(152,212)	131,493	(8,696)	5,016,019

Total increase (decrease) in net assets	443,232	(15,865)	1,984,939	(115,948)	196,963	1,036	8,230,574

NET ASSETS:
Beginning of period	850,026	870,761	978,127	5,603,294	689,371	126,521	20,349,198

End of period	$1,293,258	$854,896	$2,963,066	$5,487,346	$886,334	$127,557	$28,579,772

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$283,587	$(2,379)	$17,598	$35,374	$79,909	$20,466	$11,501
Net realized gain (loss) on investments	17,859	162,349	30,467	15,303	7,386	1,964	(7,632)
Change in net unrealized appreciation (depreciation) on investments	(240,944)	(82,501)	(11,711)	386,872	40,131	35,806	141,431

Net increase (decrease) in net assets resulting from operations	60,502	77,469	36,354	437,549	127,426	58,236	145,300

CONTRACT TRANSACTIONS:
Contract owners' net payments	3,109,115	126,477	195,573	1,253,304	40,000	643,824	78,016
Contract maintenance charges	(27,328)	(2,092)	(1,410)	(6,520)	(11,697)	(15)	(1,857)
Contract owners' benefits	(671,387)	(99,523)	(1,033,981)	(260,777)	(242,642)	(4,136)	(27,189)
Net transfers (to) from the Company and/or Subaccounts	2,349,029	1,278,355	402,307	18,378	167,459	(11,659)	44,470

Increase (decrease) in net assets resulting from Contract transactions	4,759,429	1,303,217	(437,511)	1,004,385	(46,880)	628,014	93,440

Total increase (decrease) in net assets	4,819,931	1,380,686	(401,157)	1,441,934	80,546	686,250	238,740

NET ASSETS:
Beginning of period	8,578,120	-	1,582,789	3,190,257	2,518,550	610,930	1,217,904

End of period	$13,398,051	$1,380,686	$1,181,632	$4,632,191	$2,599,096	$1,297,180	$1,456,644

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,782)	$(11,322)	$(4,634)	$4,486	$256,202	$461,335	$2,993
Net realized gain (loss) on investments	(8,847)	798,040	6,505	13,047	8,451	10,309	807,803
Change in net unrealized appreciation (depreciation) on investments	477,932	(306,579)	69,994	49,803	106,988	(337,193)	(64,274)

Net increase (decrease) in net assets resulting from operations	461,303	480,139	71,865	67,336	371,641	134,451	746,522

CONTRACT TRANSACTIONS:
Contract owners' net payments	538,264	1,067,597	-	650,301	1,836,470	2,805,056	1,300,477
Contract maintenance charges	(76)	(5,465)	(5,589)	(3,392)	(24,715)	(29,444)	(23,817)
Contract owners' benefits	(263,423)	(439,697)	(150,406)	(276,938)	(294,836)	(929,426)	(339,985)
Net transfers (to) from the Company and/or Subaccounts	328,233	1,792,514	(247,501)	388,695	657,467	1,397,062	179,339

Increase (decrease) in net assets resulting from Contract transactions	602,998	2,414,949	(403,496)	758,666	2,174,386	3,243,248	1,116,014

Total increase (decrease) in net assets	1,064,301	2,895,088	(331,631)	826,002	2,546,027	3,377,699	1,862,536

NET ASSETS:
Beginning of period	1,209,847	975,260	1,203,916	656,555	8,294,832	12,804,863	4,154,620

End of period	$2,274,148	$3,870,348	$872,285	$1,482,557	$10,840,859	$16,182,562	$6,017,156

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,573	$(46,767)	$62,276	$33,995	$6,067	$(1,291)	$114,032
Net realized gain (loss) on investments	11,405	447,938	287,364	75,591	178,199	(22,798)	11,583
Change in net unrealized appreciation (depreciation) on investments	35,336	2,590,253	1,343,696	213,256	(92,232)	103,936	16,293

Net increase (decrease) in net assets resulting from operations	55,314	2,991,424	1,693,336	322,842	92,034	79,847	141,908

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	2,098,447	1,658,186	801,409	437,258	2,077	950,983
Contract maintenance charges	(4,938)	(15,931)	(10,308)	(3,983)	(1,876)	(678)	(4,975)
Contract owners' benefits	(100,000)	(2,094,770)	(790,660)	(22,684)	(18,853)	(11,242)	(187,870)
Net transfers (to) from the Company and/or Subaccounts	(46,951)	2,492,917	(975,765)	487,661	267,984	(22,649)	222,278

Increase (decrease) in net assets resulting from Contract transactions	(151,889)	2,480,663	(118,547)	1,262,403	684,513	(32,492)	980,416

Total increase (decrease) in net assets	(96,575)	5,472,087	1,574,789	1,585,245	776,547	47,355	1,122,324

NET ASSETS:
Beginning of period	709,510	7,611,678	7,117,257	1,079,326	529,959	260,207	1,938,339

End of period	$612,935	$13,083,765	$8,692,046	$2,664,571	$1,306,506	$307,562	$3,060,663

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$519	$333	$33,071	$18,325	$(4,269)	$11,446	$20,174
Net realized gain (loss) on investments	4,750	(38)	306,063	77,746	(146,668)	(8,371)	(3,587)
Change in net unrealized appreciation (depreciation) on investments	(2,941)	1,958	181,386	209,569	276,851	6,706	(14,098)

Net increase (decrease) in net assets resulting from operations	2,328	2,253	520,520	305,640	125,914	9,781	2,489

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	502,547	418,556	12,561	-	-
Contract maintenance charges	(276)	-	(18,613)	(11,484)	(4,983)	(525)	(3,708)
Contract owners' benefits	(10,078)	(5,067)	(937,311)	(168,008)	(358,057)	(62,533)	(34,657)
Net transfers (to) from the Company and/or Subaccounts	(15,099)	(225)	(471,367)	33,751	(37,151)	(17,195)	113,179

Increase (decrease) in net assets resulting from Contract transactions	(25,453)	(5,292)	(924,744)	272,815	(387,630)	(80,253)	74,814

Total increase (decrease) in net assets	(23,125)	(3,039)	(404,224)	578,455	(261,716)	(70,472)	77,303

NET ASSETS:
Beginning of period	55,613	22,502	5,398,387	2,588,528	1,266,427	268,255	567,139

End of period	$32,488	$19,463	$4,994,163	$3,166,983	$1,004,711	$197,783	$644,442

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Comstock Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,531)	$636	$6,187	$(7,962)	$5,803	$47,824	$23,086
Net realized gain (loss) on investments	116,216	7,451	98,165	230,593	(5,117)	4,312	131,156
Change in net unrealized appreciation (depreciation) on investments	36,178	6,835	19,248	302,354	22,500	(20,878)	10,299

Net increase (decrease) in net assets resulting from operations	148,863	14,922	123,600	524,985	23,186	31,258	164,541

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,895	-	542,642	88,381	-	-	692,058
Contract maintenance charges	(2,043)	(1,468)	(3,078)	(3,417)	(1,278)	(8,846)	(6,419)
Contract owners' benefits	(20,638)	(13,359)	(15,924)	(322,218)	(34,537)	(98,130)	(19,934)
Net transfers (to) from the Company and/or Subaccounts	(233,077)	(295)	53,938	18,869	(1)	69,053	81,100

Increase (decrease) in net assets resulting from Contract transactions	(250,863)	(15,122)	577,578	(218,385)	(35,816)	(37,923)	746,805

Total increase (decrease) in net assets	(102,000)	(200)	701,178	306,600	(12,630)	(6,665)	911,346

NET ASSETS:
Beginning of period	960,885	130,148	470,377	1,757,606	219,206	809,514	1,011,199

End of period	$858,885	$129,948	$1,171,555	$2,064,206	$206,576	$802,849	$1,922,545

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$42,670	$44,280	$14,736	$(7,785)	$32,655	$26,402	$5,111
Net realized gain (loss) on investments	(163,336)	149,297	12,307	169,741	4,268	26,209	119,322
Change in net unrealized appreciation (depreciation) on investments	146,080	103,285	(27,725)	100,369	(50,771)	(38,442)	21,803

Net increase (decrease) in net assets resulting from operations	25,414	296,862	(682)	262,325	(13,848)	14,169	146,236

CONTRACT TRANSACTIONS:
Contract owners' net payments	416,484	398,402	-	46,106	182,720	508,022	64,276
Contract maintenance charges	(1,617)	(9,227)	(1,667)	(2,799)	(3,815)	(2,685)	(8,579)
Contract owners' benefits	(33,942)	(371,282)	(26,236)	(323,726)	(39,307)	(15,065)	(786,985)
Net transfers (to) from the Company and/or Subaccounts	(1,848,378)	1,743,342	31,242	518,026	286,699	(699,294)	(23,600)

Increase (decrease) in net assets resulting from Contract transactions	(1,467,453)	1,761,235	3,339	237,607	426,297	(209,022)	(754,888)

Total increase (decrease) in net assets	(1,442,039)	2,058,097	2,657	499,932	412,449	(194,853)	(608,652)

NET ASSETS:
Beginning of period	1,442,039	1,684,537	1,252,497	1,657,243	1,059,477	1,457,556	1,337,166

End of period	$-	$3,742,634	$1,255,154	$2,157,175	$1,471,926	$1,262,703	$728,514

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,231)	$(11,978)	$88,163	$(4,180)	$(34)	$6,127	$191,104
Net realized gain (loss) on investments	38,615	127,714	-	44,130	109	(435)	3,169
Change in net unrealized appreciation (depreciation) on investments	70,251	191,565	-	129,073	1,542	1,190	1,325,061

Net increase (decrease) in net assets resulting from operations	106,635	307,301	88,163	169,023	1,617	6,882	1,519,334

CONTRACT TRANSACTIONS:
Contract owners' net payments	454	998,313	247,399	97,286	-	192,693	7,464,131
Contract maintenance charges	(472)	(3,883)	(2,664)	(746)	-	(973)	(1,888)
Contract owners' benefits	(11,178)	(58,291)	(850,225)	(3,235)	-	(7,806)	(492,170)
Net transfers (to) from the Company and/or Subaccounts	(78,866)	363,224	1,003,769	911,160	-	165,584	1,276,872

Increase (decrease) in net assets resulting from Contract transactions	(90,062)	1,299,363	398,279	1,004,465	-	349,498	8,246,945

Total increase (decrease) in net assets	16,573	1,606,664	486,442	1,173,488	1,617	356,380	9,766,279

NET ASSETS:
Beginning of period	484,298	2,119,568	1,052,278	401,382	15,398	300,482	7,511,031

End of period	$500,871	$3,726,232	$1,538,720	$1,574,870	$17,015	$656,862	$17,277,310

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,687)	$189,818	$608	$(425)	$952	$70,712	$10,289
Net realized gain (loss) on investments	139,269	3,146	10,748	2,869	61,234	1,737	4,673
Change in net unrealized appreciation (depreciation) on investments	118,989	11,701	20,543	41,306	54,601	(9,633)	50,534

Net increase (decrease) in net assets resulting from operations	250,571	204,665	31,899	43,750	116,787	62,816	65,496

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,380,254	335,399	-	10,038	151,879	189,166	79,608
Contract maintenance charges	(1,006)	(17,178)	(421)	(1,214)	(1,512)	(6,232)	(605)
Contract owners' benefits	(245,438)	(349,192)	(88,537)	(5,113)	(298,876)	(40,706)	(42,353)
Net transfers (to) from the Company and/or Subaccounts	(505,842)	146,358	42,223	64,340	148,208	293,346	8,000

Increase (decrease) in net assets resulting from Contract transactions	1,627,968	115,387	(46,735)	68,051	(301)	435,574	44,650

Total increase (decrease) in net assets	1,878,539	320,052	(14,836)	111,801	116,486	498,390	110,146

NET ASSETS:
Beginning of period	258,509	3,307,433	175,508	133,607	518,942	1,215,143	538,527

End of period	$2,137,048	$3,627,485	$160,672	$245,408	$635,428	$1,713,533	$648,673

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Core Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS Growth Series, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,859	$2,535	$(6,955)	$123	$77	$2,278	$(447)
Net realized gain (loss) on investments	84,920	197	211,422	191	10,152	171	9,573
Change in net unrealized appreciation (depreciation) on investments	45,860	1,743	202,434	336	19,617	(9,054)	11,601

Net increase (decrease) in net assets resulting from operations	139,639	4,475	406,901	650	29,846	(6,605)	20,727

CONTRACT TRANSACTIONS:
Contract owners' net payments	123,602	-	46,106	-	-	256,523	30,857
Contract maintenance charges	(6,874)	(17)	(342)	(53)	(111)	(46)	-
Contract owners' benefits	(682,472)	-	(37,397)	(99)	-	-	(9)
Net transfers (to) from the Company and/or Subaccounts	(96,016)	(914)	(431,243)	28,179	112,598	40,920	36,253

Increase (decrease) in net assets resulting from Contract transactions	(661,760)	(931)	(422,876)	28,027	112,487	297,397	67,101

Total increase (decrease) in net assets	(522,121)	3,544	(15,975)	28,677	142,333	290,792	87,828

NET ASSETS:
Beginning of period	1,341,823	206,659	1,521,306	-	145,133	-	53,234

End of period	$819,702	$210,203	$1,505,331	$28,677	$287,466	$290,792	$141,062

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	MFS New Discovery Series, Service Class	MFS Research International Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$779	$1,518	$(169)	$(862)	$1,051	$(11)	$575
Net realized gain (loss) on investments	455	7,343	4,621	28,849	5,612	(31)	152
Change in net unrealized appreciation (depreciation) on investments	(2,125)	(6,307)	2,518	(6,650)	(4,441)	-	(183)

Net increase (decrease) in net assets resulting from operations	(891)	2,554	6,970	21,337	2,222	(42)	544

CONTRACT TRANSACTIONS:
Contract owners' net payments	132,495	8,875	-	89,495	73,183	8,431	13,016
Contract maintenance charges	(320)	(365)	-	(928)	(549)	-	-
Contract owners' benefits	(100)	(2,548)	(24)	(2,054)	(730)	(100)	(3,271)
Net transfers (to) from the Company and/or Subaccounts	133,745	122,782	9,649	267,011	260,461	132	4

Increase (decrease) in net assets resulting from Contract transactions	265,820	128,744	9,625	353,524	332,365	8,463	9,749

Total increase (decrease) in net assets	264,929	131,298	16,595	374,861	334,587	8,421	10,293

NET ASSETS:
Beginning of period	2,263	30,523	46,248	77,544	-	-	59,476

End of period	$267,192	$161,821	$62,843	$452,405	$334,587	$8,421	$69,769

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(517)	$781	$(1)	$(82)	$27,871	$10,069	$6,522
Net realized gain (loss) on investments	124	4,562	34	1,987	(10,520)	(240,559)	595
Change in net unrealized appreciation (depreciation) on investments	45,378	-	-	16,213	(880)	255,591	889

Net increase (decrease) in net assets resulting from operations	44,985	5,343	33	18,118	16,471	25,101	8,006

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	10,700	4,000
Contract maintenance charges	(164)	(70)	-	(321)	(3,180)	(523)	(806)
Contract owners' benefits	(8)	-	(7)	(24)	(108,994)	(582,031)	(1,947)
Net transfers (to) from the Company and/or Subaccounts	23,083	(5,273)	(26)	23,560	1,982	26,033	(951)

Increase (decrease) in net assets resulting from Contract transactions	22,911	(5,343)	(33)	23,215	(110,192)	(545,821)	296

Total increase (decrease) in net assets	67,896	-	-	41,333	(93,721)	(520,720)	8,302

NET ASSETS:
Beginning of period	99,475	-	-	14,513	506,481	643,348	83,870

End of period	$167,371	$-	$-	$55,846	$412,760	$122,628	$92,172

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,444	$60,291	$215,999	$15,077	$103,563	$51,123	$270,067
Net realized gain (loss) on investments	(72)	1,869	(119)	144	727	(48,665)	672
Change in net unrealized appreciation (depreciation) on investments	4,823	5,579	(30,304)	(59,197)	11,629	44,114	49,404

Net increase (decrease) in net assets resulting from operations	10,195	67,739	185,576	(43,976)	115,919	46,572	320,143

CONTRACT TRANSACTIONS:
Contract owners' net payments	5,710	543,124	1,089,761	71,640	504,707	134,216	701,172
Contract maintenance charges	(180)	(5,058)	(13,906)	(3,147)	(6,953)	(4,546)	(24,294)
Contract owners' benefits	(645)	(91,254)	(63,072)	(11,374)	(52,274)	(288,886)	(295,273)
Net transfers (to) from the Company and/or Subaccounts	2,043	400,458	478,009	(487)	(301,413)	(524,412)	293,548

Increase (decrease) in net assets resulting from Contract transactions	6,928	847,270	1,490,792	56,632	144,067	(683,628)	675,153

Total increase (decrease) in net assets	17,123	915,009	1,676,368	12,656	259,986	(637,056)	995,296

NET ASSETS:
Beginning of period	119,583	914,787	3,130,116	682,277	2,741,391	2,575,250	5,397,114

End of period	$136,706	$1,829,796	$4,806,484	$694,933	$3,001,377	$1,938,194	$6,392,410

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$275,347	$8,553	$8,488	$38,862	$141	$3,431,507	$2,042,436
Net realized gain (loss) on investments	6,047	(8,417)	16,258	26,906	7,872	567	129,767
Change in net unrealized appreciation (depreciation) on investments	(149,337)	36,597	47,007	165,570	(3,702)	-	40,972,207

Net increase (decrease) in net assets resulting from operations	132,057	36,733	71,753	231,338	4,311	3,432,074	43,144,410

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,095,485	-	325,786	-	-	68,847,347	65,905,634
Contract maintenance charges	(34,032)	(7,387)	(1,158)	(10,962)	(437)	(86,270)	(249,038)
Contract owners' benefits	(670,151)	(492,190)	-	(248,794)	(19,081)	(22,380,075)	(10,096,627)
Net transfers (to) from the Company and/or Subaccounts	971,041	226,513	3,618	(228,764)	(47,011)	(25,568,264)	(63,918)

Increase (decrease) in net assets resulting from Contract transactions	1,362,343	(273,064)	328,246	(488,520)	(66,529)	20,812,738	55,496,051

Total increase (decrease) in net assets	1,494,400	(236,331)	399,999	(257,182)	(62,218)	24,244,812	98,640,461

NET ASSETS:
Beginning of period	7,266,423	773,900	433,734	2,924,702	101,577	60,263,369	159,740,946

End of period	$8,760,823	$537,569	$833,733	$2,667,520	$39,359	$84,508,181	$258,381,407

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$209,092	$287,995	$133,555	$(25,660)	$(6,791)	$(4,179)	$31,835
Net realized gain (loss) on investments	27,057	150,413	54,108	995,426	266,695	121,335	99,651
Change in net unrealized appreciation (depreciation) on investments	528,249	1,070,676	751,612	521,540	274,731	(136,106)	39,181

Net increase (decrease) in net assets resulting from operations	764,398	1,509,084	939,275	1,491,306	534,635	(18,950)	170,667

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,246,047	3,315,335	1,366,456	1,785,760	316,672	397,408	24,620
Contract maintenance charges	(18,550)	(9,216)	(4,662)	(4,223)	(5,965)	(3,465)	(5,388)
Contract owners' benefits	(1,333,960)	(1,525,431)	(952,820)	(341,590)	(189,141)	(16,548)	(535,859)
Net transfers (to) from the Company and/or Subaccounts	5,695,361	(984,691)	35,484	431,754	(249,058)	(41,793)	(18,974)

Increase (decrease) in net assets resulting from Contract transactions	8,588,898	795,997	444,458	1,871,701	(127,492)	335,602	(535,601)

Total increase (decrease) in net assets	9,353,296	2,305,081	1,383,733	3,363,007	407,143	316,652	(364,934)

NET ASSETS:
Beginning of period	9,793,352	16,467,049	8,210,207	5,692,728	1,771,559	911,552	1,954,619

End of period	$19,146,648	$18,772,130	$9,593,940	$9,055,735	$2,178,702	$1,228,204	$1,589,685

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$68,176	$989	$(2,054)	$177,565
Net realized gain (loss) on investments	16,797	(8)	984	(8,401)
Change in net unrealized appreciation (depreciation) on investments	27,832	(1,677)	(85,644)	(206,645)

Net increase (decrease) in net assets resulting from operations	112,805	(696)	(86,714)	(37,481)

CONTRACT TRANSACTIONS:
Contract owners' net payments	127,903	-	92,580	472,821
Contract maintenance charges	(6,960)	(66)	(4,098)	(11,060)
Contract owners' benefits	(27,079)	(435)	(12,276)	(137,075)
Net transfers (to) from the Company and/or Subaccounts	442,019	10	63,736	130,536

Increase (decrease) in net assets resulting from Contract transactions	535,883	(491)	139,942	455,222

Total increase (decrease) in net assets	648,688	(1,187)	53,228	417,741

NET ASSETS:
Beginning of period	1,208,927	48,791	679,807	1,858,208

End of period	$1,857,615	$47,604	$733,035	$2,275,949

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,703	$(14,175)	$23,311	$(1,652)	$333,162	$24,596	$(162)
Net realized gain (loss) on investments	57,479	343,691	181,565	(487)	830,907	(8,012)	6
Change in net unrealized appreciation (depreciation) on investments	42,653	879,826	62,512	65,994	1,599,786	67,958	3,503

Net increase (decrease) in net assets resulting from operations	102,835	1,209,342	267,388	63,855	2,763,855	84,542	3,347

CONTRACT TRANSACTIONS:
Contract owners' net payments	16,841	210,112	68,867	127,765	1,076,974	-	-
Contract maintenance charges	(578)	(18,226)	(9,585)	(1,531)	(34,895)	(5,450)	(564)
Contract owners' benefits	(1,459)	(69,093)	(558,036)	(1,873)	(2,276,330)	(156,402)	(1,634)
Net transfers (to) from the Company and/or Subaccounts	49,521	377,927	162,450	6,819	(2,181,644)	22,528	55,561

Increase (decrease) in net assets resulting from Contract transactions	64,325	500,720	(336,304)	131,180	(3,415,895)	(139,324)	53,363

Total increase (decrease) in net assets	167,160	1,710,062	(68,916)	195,035	(652,040)	(54,782)	56,710

NET ASSETS:
Beginning of period	573,964	3,332,221	2,790,078	361,744	22,768,102	1,103,611	21,111

End of period	$741,124	$5,042,283	$2,721,162	$556,779	$22,116,062	$1,048,829	$77,821

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$31,136	$17,516	$(2,900)	$(21,062)	$35,653	$15,340	$22,161
Net realized gain (loss) on investments	6,598	464,614	11,000	561,367	233,425	(788)	4,998
Change in net unrealized appreciation (depreciation) on investments	325,826	676,530	141,287	2,374,818	719,161	248,582	323,026

Net increase (decrease) in net assets resulting from operations	363,560	1,158,660	149,387	2,915,123	988,239	263,134	350,185

CONTRACT TRANSACTIONS:
Contract owners' net payments	354,422	490,107	134,977	460,445	486,546	194,892	177,434
Contract maintenance charges	(5,176)	(8,584)	(2,457)	(24,194)	(9,473)	(5,744)	(4,425)
Contract owners' benefits	(131,015)	(206,762)	(18,232)	(309,237)	(163,419)	(66,809)	(17,453)
Net transfers (to) from the Company and/or Subaccounts	252,383	57,867	(223,010)	(227,967)	(292,721)	38,257	(106,419)

Increase (decrease) in net assets resulting from Contract transactions	470,614	332,628	(108,722)	(100,953)	20,933	160,596	49,137

Total increase (decrease) in net assets	834,174	1,491,288	40,665	2,814,170	1,009,172	423,730	399,322

NET ASSETS:
Beginning of period	1,547,393	5,227,126	1,009,853	7,901,455	3,933,047	1,689,700	2,278,817

End of period	$2,381,567	$6,718,414	$1,050,518	$10,715,625	$4,942,219	$2,113,430	$2,678,139

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$195,975	$55,138	$38,798	$185,675	$45,183	$15,677	$16,318
Net realized gain (loss) on investments	578	(6,112)	46,259	9,207	2,784	43,627	137,368
Change in net unrealized appreciation (depreciation) on investments	86,154	(9,214)	329,502	1,245,808	183,455	509,861	(25,580)

Net increase (decrease) in net assets resulting from operations	282,707	39,812	414,559	1,440,690	231,422	569,165	128,106

CONTRACT TRANSACTIONS:
Contract owners' net payments	465,755	34,935	894,250	2,458,618	70,313	110,504	197,897
Contract maintenance charges	(35,524)	(6,014)	(9,535)	(31,164)	(8,335)	(9,819)	(4,944)
Contract owners' benefits	(627,219)	(21,416)	(212,984)	(165,442)	(49,156)	(343,235)	(31,570)
Net transfers (to) from the Company and/or Subaccounts	288,597	(40,371)	(468,412)	(860)	40,123	(272,054)	(127,667)

Increase (decrease) in net assets resulting from Contract transactions	91,609	(32,866)	203,319	2,261,152	52,945	(514,604)	33,716

Total increase (decrease) in net assets	374,316	6,946	617,878	3,701,842	284,367	54,561	161,822

NET ASSETS:
Beginning of period	6,475,916	1,823,774	2,471,617	8,574,303	1,900,607	3,182,148	898,058

End of period	$6,850,232	$1,830,720	$3,089,495	$12,276,145	$2,184,974	$3,236,709	$1,059,880

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(597)	$(7,997)	$(8,082)	$(12,539)	$41,782	$17,791	$(4,032)
Net realized gain (loss) on investments	5,899	18,795	(40,922)	5,194	(23,765)	3,907	(9,363)
Change in net unrealized appreciation (depreciation) on investments	54,450	233,974	208,408	716,009	85,309	25,937	91,247

Net increase (decrease) in net assets resulting from operations	59,752	244,772	159,404	708,664	103,326	47,635	77,852

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	31,321	51,981	135,674	96,051	101,432	19,521
Contract maintenance charges	(758)	(2,258)	(3,709)	(2,529)	(16,564)	(2,090)	(1,220)
Contract owners' benefits	(5,131)	(18,445)	(26,476)	(177,904)	(444,324)	(5,504)	(241,729)
Net transfers (to) from the Company and/or Subaccounts	278,426	(94,503)	(161,310)	377,625	42,037	25,566	(83,745)

Increase (decrease) in net assets resulting from Contract transactions	272,537	(83,885)	(139,514)	332,866	(322,800)	119,404	(307,173)

Total increase (decrease) in net assets	332,289	160,887	19,890	1,041,530	(219,474)	167,039	(229,321)

NET ASSETS:
Beginning of period	66,218	2,045,070	2,109,444	3,357,563	2,448,647	682,987	1,100,082

End of period	$398,507	$2,205,957	$2,129,334	$4,399,093	$2,229,173	$850,026	$870,761

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,239	$93,264	$8,864	$2,236	$204,002	$143,965	$34,192
Net realized gain (loss) on investments	2,652	(25,899)	2,727	714	554,560	6,471	(25,919)
Change in net unrealized appreciation (depreciation) on investments	53,698	184,511	65,672	7,302	2,494,961	213,792	(22,588)

Net increase (decrease) in net assets resulting from operations	86,589	251,876	77,263	10,252	3,253,523	364,228	(14,315)

CONTRACT TRANSACTIONS:
Contract owners' net payments	36,225	20,502	62,505	-	4,419,811	2,509,749	58,006
Contract maintenance charges	(5,131)	(18,875)	(14)	(1,195)	(28,771)	(10,676)	(879)
Contract owners' benefits	(159,291)	(602,761)	(19,606)	(2,301)	(2,085,130)	(262,565)	(136,070)
Net transfers (to) from the Company and/or Subaccounts	37,066	75,342	227,479	61,794	839,455	773,043	(146,452)

Increase (decrease) in net assets resulting from Contract transactions	(91,131)	(525,792)	270,364	58,298	3,145,365	3,009,551	(225,395)

Total increase (decrease) in net assets	(4,542)	(273,916)	347,627	68,550	6,398,888	3,373,779	(239,710)

NET ASSETS:
Beginning of period	982,669	5,877,210	341,744	57,971	13,950,310	5,204,341	1,822,499

End of period	$978,127	$5,603,294	$689,371	$126,521	$20,349,198	$8,578,120	$1,582,789

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,674	$79,298	$11,762	$11,784	$(2,586)	$(912)	$(4,391)
Net realized gain (loss) on investments	(157)	(1,588)	11,223	1,403	5,094	35,773	17,130
Change in net unrealized appreciation (depreciation) on investments	382,049	103,722	9,040	158,701	195,326	62,569	44,365

Net increase (decrease) in net assets resulting from operations	420,566	181,432	32,025	171,888	197,834	97,430	57,104

CONTRACT TRANSACTIONS:
Contract owners' net payments	747,926	245,967	590,251	171,946	103,602	516,900	160,014
Contract maintenance charges	(3,649)	(9,657)	(3)	(1,971)	(4)	(932)	(4,209)
Contract owners' benefits	(38,911)	(267,624)	(390,460)	(189,656)	(1,998)	(2,488)	(25,546)
Net transfers (to) from the Company and/or Subaccounts	110,624	(2,769)	9,616	91,740	691,724	364,350	(300,667)

Increase (decrease) in net assets resulting from Contract transactions	815,990	(34,083)	209,404	72,059	793,324	877,830	(170,408)

Total increase (decrease) in net assets	1,236,556	147,349	241,429	243,947	991,158	975,260	(113,304)

NET ASSETS:
Beginning of period	1,953,701	2,371,201	369,501	973,957	218,689	-	1,317,220

End of period	$3,190,257	$2,518,550	$610,930	$1,217,904	$1,209,847	$975,260	$1,203,916

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(435)	$173,518	$262,790	$2,924	$12,148	$(13,753)	$33,496
Net realized gain (loss) on investments	5,186	48	(173)	103,119	(629)	150,819	41,122
Change in net unrealized appreciation (depreciation) on investments	104,858	796,750	373,071	403,532	45,408	1,888,808	1,362,676

Net increase (decrease) in net assets resulting from operations	109,609	970,316	635,688	509,575	56,927	2,025,874	1,437,294

CONTRACT TRANSACTIONS:
Contract owners' net payments	142,231	1,839,637	2,926,944	332,280	329,024	930,358	905,274
Contract maintenance charges	(1,721)	(11,291)	(20,230)	(16,392)	(2,065)	(6,215)	(10,549)
Contract owners' benefits	(70,217)	(188,193)	(598,657)	(378,049)	(33,000)	(351,562)	(793,179)
Net transfers (to) from the Company and/or Subaccounts	192,800	301,382	654,000	156,477	49,996	1,759,982	(51,363)

Increase (decrease) in net assets resulting from Contract transactions	263,093	1,941,535	2,962,057	94,316	343,955	2,332,563	50,183

Total increase (decrease) in net assets	372,702	2,911,851	3,597,745	603,891	400,882	4,358,437	1,487,477

NET ASSETS:
Beginning of period	283,853	5,382,981	9,207,118	3,550,729	308,628	3,253,241	5,629,780

End of period	$656,555	$8,294,832	$12,804,863	$4,154,620	$709,510	$7,611,678	$7,117,257

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$20,700	$3,848	$(943)	$103,549	$876	$306	$26,999
Net realized gain (loss) on investments	13,208	20,723	(25,583)	111,772	3,041	115	515,270
Change in net unrealized appreciation (depreciation) on investments	(66,694)	41,809	107,682	(62,344)	5,223	3,096	(20,610)

Net increase (decrease) in net assets resulting from operations	(32,786)	66,380	81,156	152,977	9,140	3,517	521,659

CONTRACT TRANSACTIONS:
Contract owners' net payments	49,532	289,522	-	83,865	-	-	1,377,675
Contract maintenance charges	(3,552)	(736)	(403)	(3,823)	(209)	-	(11,803)
Contract owners' benefits	(62,015)	(19,236)	(45,136)	(324,644)	(7,036)	(4,269)	(194,496)
Net transfers (to) from the Company and/or Subaccounts	(322,236)	28,954	31,836	9,868	13,017	(1,235)	163,123

Increase (decrease) in net assets resulting from Contract transactions	(338,271)	298,504	(13,703)	(234,734)	5,772	(5,504)	1,334,499

Total increase (decrease) in net assets	(371,057)	364,884	67,453	(81,757)	14,912	(1,987)	1,856,158

NET ASSETS:
Beginning of period	1,450,383	165,075	192,754	2,020,096	40,701	24,489	3,542,229

End of period	$1,079,326	$529,959	$260,207	$1,938,339	$55,613	$22,502	$5,398,387

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,165	$(3,983)	$11,631	$14,547	$(3,227)	$505	$2,935
Net realized gain (loss) on investments	114,618	(52,003)	(5,182)	(10,718)	(10,493)	(5,378)	959
Change in net unrealized appreciation (depreciation) on investments	150,630	328,280	14,037	25,663	158,218	18,883	61,165

Net increase (decrease) in net assets resulting from operations	268,413	272,294	20,486	29,492	144,498	14,010	65,059

CONTRACT TRANSACTIONS:
Contract owners' net payments	347,613	33,524	22	22,654	90,989	-	103,824
Contract maintenance charges	(7,088)	(3,509)	(555)	(3,725)	(1,880)	(1,045)	(1,180)
Contract owners' benefits	(81,510)	(23,420)	(23,056)	(48,767)	(5,296)	(24,026)	(6,154)
Net transfers (to) from the Company and/or Subaccounts	69,322	(78,406)	(17,897)	(22,462)	(59,288)	(35,011)	93,462

Increase (decrease) in net assets resulting from Contract transactions	328,337	(71,811)	(41,486)	(52,300)	24,525	(60,082)	189,952

Total increase (decrease) in net assets	596,750	200,483	(21,000)	(22,808)	169,023	(46,072)	255,011

NET ASSETS:
Beginning of period	1,991,778	1,065,944	289,255	589,947	791,862	176,220	215,366

End of period	$2,588,528	$1,266,427	$268,255	$567,139	$960,885	$130,148	$470,377

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,422)	$2,983	$(2,269)	$13,926	$16,645	$22,338	$(4,883)
Net realized gain (loss) on investments	83,313	(894)	(11,201)	119,377	5,451	84,063	30,796
Change in net unrealized appreciation (depreciation) on investments	435,376	25,991	62,985	(44,479)	133,004	31,187	172,796

Net increase (decrease) in net assets resulting from operations	512,267	28,080	49,515	88,824	155,100	137,588	198,709

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	167,361	193,927	102,360	-
Contract maintenance charges	(3,062)	(804)	(6,654)	(3,265)	(3,417)	(7,478)	(1,615)
Contract owners' benefits	(203,564)	-	(5,415)	(11,164)	(149,280)	(54,372)	(3,659)
Net transfers (to) from the Company and/or Subaccounts	209,998	3,289	(91,404)	121,158	31,935	194,861	(148,210)

Increase (decrease) in net assets resulting from Contract transactions	3,372	2,485	(103,473)	274,090	73,165	235,371	(153,484)

Total increase (decrease) in net assets	515,639	30,565	(53,958)	362,914	228,265	372,959	45,225

NET ASSETS:
Beginning of period	1,241,967	188,641	863,472	648,285	1,213,774	1,311,578	1,207,272

End of period	$1,757,606	$219,206	$809,514	$1,011,199	$1,442,039	$1,684,537	$1,252,497

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,513)	$8,897	$6,510	$9,654	$311	$9,906	$73,528
Net realized gain (loss) on investments	184,416	(9,883)	(1,720)	121,979	(42,670)	4,031	-
Change in net unrealized appreciation (depreciation) on investments	224,449	85,681	46,937	(5,803)	197,021	265,192	-

Net increase (decrease) in net assets resulting from operations	403,352	84,695	51,727	125,830	154,662	279,129	73,528

CONTRACT TRANSACTIONS:
Contract owners' net payments	294,122	63,170	922,654	786,565	461	258,563	75,000
Contract maintenance charges	(1,683)	(2,582)	(1,828)	(4,932)	(1,199)	(1,786)	(9,828)
Contract owners' benefits	(62,201)	(136,172)	(31,930)	(51,852)	(8,256)	(73,579)	(1,322,176)
Net transfers (to) from the Company and/or Subaccounts	(167,087)	82,625	35,700	31,967	(604,324)	274,699	350,877

Increase (decrease) in net assets resulting from Contract transactions	63,151	7,041	924,596	761,748	(613,318)	457,897	(906,127)

Total increase (decrease) in net assets	466,503	91,736	976,323	887,578	(458,656)	737,026	(832,599)

NET ASSETS:
Beginning of period	1,190,740	967,741	481,233	449,588	942,954	1,382,542	1,884,877

End of period	$1,657,243	$1,059,477	$1,457,556	$1,337,166	$484,298	$2,119,568	$1,052,278

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$41	$6	$1,684	$92,480	$(365)	$154,327	$126
Net realized gain (loss) on investments	3,761	5	2,869	5,088	17	2,065	(28,614)
Change in net unrealized appreciation (depreciation) on investments	39,440	2,837	16,578	607,804	27,242	31,094	71,232

Net increase (decrease) in net assets resulting from operations	43,242	2,848	21,131	705,372	26,894	187,486	42,744

CONTRACT TRANSACTIONS:
Contract owners' net payments	71,381	-	74,079	4,406,521	-	183,255	-
Contract maintenance charges	(135)	-	(241)	(3,199)	(120)	(11,616)	(1,820)
Contract owners' benefits	(511)	-	-	(21,840)	-	(135,691)	(28,243)
Net transfers (to) from the Company and/or Subaccounts	287,405	-	139,803	481,620	208,859	219,513	(243,547)

Increase (decrease) in net assets resulting from Contract transactions	358,140	-	213,641	4,863,102	208,739	255,461	(273,610)

Total increase (decrease) in net assets	401,382	2,848	234,772	5,568,474	235,633	442,947	(230,866)

NET ASSETS:
Beginning of period	-	12,550	65,710	1,942,557	22,876	2,864,486	406,374

End of period	$401,382	$15,398	$300,482	$7,511,031	$258,509	$3,307,433	$175,508

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Balanced Fund, Standard Class II	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(170)	$1,864	$50,145	$5,519	$10,577	$(400)	$(2,062)
Net realized gain (loss) on investments	(29)	(14,791)	936	53	4,786	(99)	9,010
Change in net unrealized appreciation (depreciation) on investments	4,658	116,577	4,521	36,035	89,760	(1,932)	135,621

Net increase (decrease) in net assets resulting from operations	4,459	103,650	55,602	41,607	105,123	(2,431)	142,569

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	56,097	176,509	475,636	738,374	156,845	565,396
Contract maintenance charges	(249)	(1,941)	(7,009)	(412)	(2,803)	-	(88)
Contract owners' benefits	-	(6,961)	(28,898)	(17,647)	(19,025)	-	(37,414)
Net transfers (to) from the Company and/or Subaccounts	102,094	(329,449)	(86,661)	(2)	(2,882)	52,245	782,660

Increase (decrease) in net assets resulting from Contract transactions	101,845	(282,254)	53,941	457,575	713,664	209,090	1,310,554

Total increase (decrease) in net assets	106,304	(178,604)	109,543	499,182	818,787	206,659	1,453,123

NET ASSETS:
Beginning of period	27,303	697,546	1,105,600	39,345	523,036	-	68,183

End of period	$133,607	$518,942	$1,215,143	$538,527	$1,341,823	$206,659	$1,521,306

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Core Equity Portfolio, Service Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Research International Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(143)	$(118)	$(3)	$12	$(17)	$(178)	$374
Net realized gain (loss) on investments	8	3,383	-	810	-	1,118	(31)
Change in net unrealized appreciation (depreciation) on investments	16,839	2,637	116	977	1,758	6,923	1,681

Net increase (decrease) in net assets resulting from operations	16,704	5,902	113	1,799	1,741	7,863	2,024

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	18,062	-	4,550	-
Contract maintenance charges	-	-	-	(39)	-	(119)	-
Contract owners' benefits	-	-	-	(245)	-	(195)	(2,510)
Net transfers (to) from the Company and/or Subaccounts	128,429	47,332	2,150	10,946	44,507	65,445	59,962

Increase (decrease) in net assets resulting from Contract transactions	128,429	47,332	2,150	28,724	44,507	69,681	57,452

Total increase (decrease) in net assets	145,133	53,234	2,263	30,523	46,248	77,544	59,476

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$145,133	$53,234	$2,263	$30,523	$46,248	$77,544	$59,476

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,103	$(30)	$755	$127	$(6)	$(83)	$12,578
Net realized gain (loss) on investments	(2,177)	2	21,101	(142)	2,218	(5,931)	(28)
Change in net unrealized appreciation (depreciation) on investments	1,895	4,017	(2,821)	-	11	17,272	24,660

Net increase (decrease) in net assets resulting from operations	1,821	3,989	19,035	(15)	2,223	11,258	37,210

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	130,462	-	-	-	3,562
Contract maintenance charges	(170)	(12)	(15)	-	(48)	(162)	(3,191)
Contract owners' benefits	(564)	-	(78,020)	-	-	-	(22,215)
Net transfers (to) from the Company and/or Subaccounts	(55,242)	95,498	(175,295)	15	(44,359)	(46,397)	(6,526)

Increase (decrease) in net assets resulting from Contract transactions	(55,976)	95,486	(122,868)	15	(44,407)	(46,559)	(28,370)

Total increase (decrease) in net assets	(54,155)	99,475	(103,833)	-	(42,184)	(35,301)	8,840

NET ASSETS:
Beginning of period	54,155	-	103,833	-	42,184	49,814	497,641

End of period	$-	$99,475	$-	$-	$-	$14,513	$506,481

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$114,956	$2,128	$3,244	$39,429	$95,421	$4,503	$97,626
Net realized gain (loss) on investments	(10,558)	(17)	(1,015)	(1,334)	(163)	(3,118)	(33,942)
Change in net unrealized appreciation (depreciation) on investments	(172,233)	3,355	12,295	54,852	67,415	37,633	65,334

Net increase (decrease) in net assets resulting from operations	(67,835)	5,466	14,524	92,947	162,673	39,018	129,018

CONTRACT TRANSACTIONS:
Contract owners' net payments	28,184	29,178	-	162,457	861,266	-	97,285
Contract maintenance charges	(341)	(112)	(185)	(2,048)	(9,063)	(2,543)	(6,680)
Contract owners' benefits	-	-	(1,864)	(5,549)	(74,557)	(9,407)	(589,461)
Net transfers (to) from the Company and/or Subaccounts	(147,679)	49,338	(5,145)	(136,004)	637,711	486,901	(141,955)

Increase (decrease) in net assets resulting from Contract transactions	(119,836)	78,404	(7,194)	18,856	1,415,357	474,951	(640,811)

Total increase (decrease) in net assets	(187,671)	83,870	7,330	111,803	1,578,030	513,969	(511,793)

NET ASSETS:
Beginning of period	831,019	-	112,253	802,984	1,552,086	168,308	3,253,184

End of period	$643,348	$83,870	$119,583	$914,787	$3,130,116	$682,277	$2,741,391

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$64,794	$209,226	$205,614	$13,917	$5,985	$33,634	$466
Net realized gain (loss) on investments	809	2,000	12,950	(195,693)	27,394	(219,850)	8,065
Change in net unrealized appreciation (depreciation) on investments	13,968	64,542	155,252	317,334	43,559	621,407	8,553

Net increase (decrease) in net assets resulting from operations	79,571	275,768	373,816	135,558	76,938	435,191	17,084

CONTRACT TRANSACTIONS:
Contract owners' net payments	132,150	885,578	577,301	-	-	694,977	-
Contract maintenance charges	(3,950)	(17,584)	(25,252)	(15,713)	(1,032)	(13,198)	(347)
Contract owners' benefits	(47,739)	(413,280)	(84,008)	(1,225,178)	(90,171)	(2,310,493)	(1,065)
Net transfers (to) from the Company and/or Subaccounts	(110,955)	485,888	384,679	50,352	(725)	(77,172)	38,521

Increase (decrease) in net assets resulting from Contract transactions	(30,494)	940,602	852,720	(1,190,539)	(91,928)	(1,705,886)	37,109

Total increase (decrease) in net assets	49,077	1,216,370	1,226,536	(1,054,981)	(14,990)	(1,270,695)	54,193

NET ASSETS:
Beginning of period	2,526,173	4,180,744	6,039,887	1,828,881	448,724	4,195,397	47,384

End of period	$2,575,250	$5,397,114	$7,266,423	$773,900	$433,734	$2,924,702	$101,577

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All- Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,004,901	$1,307,879	$125,301	$186,534	$77,828	$(6,728)	$(5,294)
Net realized gain (loss) on investments	81	57,519	13,549	13,707	9,270	409,250	32,721
Change in net unrealized appreciation (depreciation) on investments	-	27,687,064	859,022	1,699,769	1,005,186	725,747	495,182

Net increase (decrease) in net assets resulting from operations	2,004,982	29,052,462	997,872	1,900,010	1,092,284	1,128,269	522,609

CONTRACT TRANSACTIONS:
Contract owners' net payments	46,242,822	26,700,623	816,645	3,769,297	1,221,795	591,893	143,801
Contract maintenance charges	(66,807)	(139,565)	(16,367)	(26,715)	(4,870)	(3,109)	(3,630)
Contract owners' benefits	(3,824,443)	(6,550,971)	(344,022)	(1,304,300)	(142,290)	(816,005)	(55,705)
Net transfers (to) from the Company and/or Subaccounts	(18,864,531)	12,276,790	(152,679)	201,837	258,374	425,652	90,677

Increase (decrease) in net assets resulting from Contract transactions	23,487,041	32,286,877	303,577	2,640,119	1,333,009	198,431	175,143

Total increase (decrease) in net assets	25,492,023	61,339,339	1,301,449	4,540,129	2,425,293	1,326,700	697,752

NET ASSETS:
Beginning of period	34,771,346	98,401,607	8,491,903	11,926,920	5,784,914	4,366,028	1,073,807

End of period	$60,263,369	$159,740,946	$9,793,352	$16,467,049	$8,210,207	$5,692,728	$1,771,559

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,909)	$35,780	$18,921	$1,225	$(1,676)	$56,838
Net realized gain (loss) on investments	17,085	2,702	1,120	(3,552)	133	(921)
Change in net unrealized appreciation (depreciation) on investments	(2,580)	221,123	104,899	14,551	21,655	40,795

Net increase (decrease) in net assets resulting from operations	10,596	259,605	124,940	12,224	20,112	96,712

CONTRACT TRANSACTIONS:
Contract owners' net payments	77,417	18,651	105,532	-	29,831	190,870
Contract maintenance charges	(2,678)	(4,796)	(4,345)	(67)	(2,869)	(7,830)
Contract owners' benefits	(57,470)	(86,635)	(7,952)	(499)	(14,934)	(32,429)
Net transfers (to) from the Company and/or Subaccounts	(280,064)	(93,393)	967	(52,044)	30,857	180,950

Increase (decrease) in net assets resulting from Contract transactions	(262,795)	(166,173)	94,202	(52,610)	42,885	331,561

Total increase (decrease) in net assets	(252,199)	93,432	219,142	(40,386)	62,997	428,273

NET ASSETS:
Beginning of period	1,163,751	1,861,187	989,785	89,177	616,810	1,429,935

End of period	$911,552	$1,954,619	$1,208,927	$48,791	$679,807	$1,858,208

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The PLICO Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on January 26, 2021, and exists in accordance with the regulations of the Nebraska Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory Variable Annuity
Schwab Genesis Variable Annuity

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 139 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4

American Funds IS Capital World Bond Fund, Class 4

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Balanced Fund, Class 4 (a)

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock International V.I. Fund, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Emerging Markets Bond Fund, Class 2 (a)

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2

Empower Bond Index Fund, Investor Class

Fidelity VIP Asset Manager Growth Portfolio, Service Class 2

Fidelity VIP Asset Manager Portfolio, Service Class 2

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio

Fidelity VIP Contrafund Portfolio, Service Class 2 (a)

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2

Fidelity VIP FundsManager 85% Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Fidelity VIP Growth Portfolio, Service Class 2 (a)

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Target Volatility Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund

Franklin Income VIP Fund, Class 2

Franklin Mutual Global Discovery VIP Fund, Class 2

Franklin Mutual Shares VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Franklin Strategic Income VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Shares

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

Goldman Sachs VIT Mid Cap Value Fund, Service Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

Goldman Sachs VIT Strategic Growth Fund, Service Shares

Goldman Sachs VIT Trend Driven Allocation, Service Shares

Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Equity and Income Fund, Series II

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson Forty Fund, Class S (a)

Janus Henderson Global Sustainable Equity Fund

Janus Henderson Overseas Fund, Class S

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Fundamental Equity Portfolio

Lord Abbett Series Fund Growth Opportunities Portfolio

Lord Abbett Series Fund Inc. Dividend Growth Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP American Century Balanced Fund, Standard Class II (a)

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

MFS Blended Research Small Cap Equity Portfolio, Service Class (a)

MFS Core Equity Portfolio, Service Class (a)

MFS Global Real Estate Portfolio, Service Class (a)

MFS Growth Series, Service Class (a)

MFS International Growth Portfolio, Service Class (a)

MFS International Intrinsic Value Portfolio, Service Class (a)

MFS Massachusetts Investors Growth Stock Portfolio, Service Class (a)

MFS Mid Cap Growth Series, Service Class (a)

MFS Mid Cap Value Portfolio, Service Class (a)

MFS New Discovery Series, Service Class (a)

MFS Research International Portfolio, Service Class (a)

Morgan Stanley VIF Core Plus Fixed Income Portfolio (a)

Morgan Stanley VIF Discovery Portfolio (a)

Morgan Stanley VIF Global Franchise Portfolio, Class II (a)

Morgan Stanley VIF Global Infrastructure Portfolio (a)

Morgan Stanley VIF Global Strategist Portfolio

Morgan Stanley VIF Growth Portfolio

PIMCO All Asset Portfolio

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class

PIMCO Emerging Markets Bond Portfolio

PIMCO Global Diversified Allocation Portfolio

PIMCO High Yield Portfolio, Advisor Class

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Protective Life Dynamic Allocation Series Growth Portfolio

Protective Life Dynamic Allocation Series Moderate Portfolio

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Western Asset Core Plus VIT Portfolio, Class II

(a) See Subaccount Changes tables below

Subaccount Changes: Subaccount Name Reorganizations
During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Balanced Fund, Class I	LVIP American Century Balanced Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

Subaccount Changes: Opened Subaccounts
During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Funds IS Global Balanced Fund, Class 4	December 2, 2024
Columbia VP Emerging Markets Bond Fund, Class 2	July 30, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	May 6, 2024
Fidelity VIP Growth Portfolio, Service Class 2	June 29, 2023
Janus Henderson Forty Fund, Class S	April 3, 2023
American Century Investments VP International Fund, Class I	April 13, 2023
MFS Blended Research Small Cap Equity Portfolio, Service Class	January 8, 2024
MFS Core Equity Portfolio, Service Class	October 4, 2023
MFS Global Real Estate Portfolio, Service Class	January 25, 2024
MFS Growth Series, Service Class	June 6, 2023
MFS International Growth Portfolio, Service Class	September 6, 2023
MFS International Intrinsic Value Portfolio, Service Class	May 1, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	November 28, 2023
MFS Mid Cap Growth Series, Service Class	June 2, 2023
MFS Mid Cap Value Portfolio, Service Class	February 20, 2024
MFS New Discovery Series, Service Class	January 8, 2024
MFS Research International Portfolio, Service Class	August 11, 2023
Morgan Stanley VIF Discovery Portfolio	September 27, 2023
Morgan Stanley VIF Global Infrastructure Portfolio	March 16, 2023

Subaccount Changes: Closed Subaccounts

During 2024 and 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Morgan Stanley VIF Core Plus Fixed Income Portfolio	July 28, 2023
Morgan Stanley VIF Global Franchise Portfolio, Class II	September 18, 2023
Morgan Stanley VIF Global Infrastructure Portfolio	December 6, 2024

Subaccount Changes: Merged Subaccounts
During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class B	$115,642	$132,593
AB VPS Large Cap Growth Portfolio, Class B	4,776,576	3,980,227
AB VPS Relative Value Portfolio, Class B	3,640,786	637,158
AB VPS Small Cap Growth Portfolio, Class B	331,420	147,520
American Funds IS Asset Allocation Fund, Class 4	5,003,038	1,813,563
American Funds IS Capital Income Builder, Class 4	90,561	44,229
American Funds IS Capital World Bond Fund, Class 4	17,036	15,219
American Funds IS Capital World Growth and Income Fund, Class 4	276,221	385,520
American Funds IS Global Balanced Fund, Class 4	5,574	2
American Funds IS Global Growth Fund, Class 4	1,789,557	1,848,097
American Funds IS Global Small Capitalization Fund, Class 4	505,448	139,178
American Funds IS Growth Fund, Class 4	3,400,001	2,168,702
American Funds IS Growth-Income Fund, Class 4	1,981,725	987,018
American Funds IS International Fund, Class 4	208,426	244,166
American Funds IS New World Fund, Class 4	929,298	705,018
American Funds IS The Bond Fund of America, Class 4	2,834,920	1,105,403
American Funds IS U.S. Government Securities Fund, Class 4	533,431	621,465
American Funds IS Washington Mutual Investors Fund, Class 4	2,052,418	1,871,749
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	5,018,097	670,970
BlackRock Global Allocation V.I. Fund, Class III	784,204	618,538
BlackRock International V.I. Fund, Class I	576,706	859,327
ClearBridge Variable Dividend Strategy Portfolio, Class II	614,194	205,347
ClearBridge Variable Large Cap Growth Portfolio, Class II	95,167	46,005
ClearBridge Variable Mid Cap Portfolio, Class II	163,969	288,082
ClearBridge Variable Small Cap Growth Portfolio, Class II	340,100	289,749
Columbia VP Balanced Fund, Class 2	421,649	2,559,124
Columbia VP Emerging Markets Bond Fund, Class 2	7,123	364
Columbia VP Intermediate Bond Fund, Class 2	2,324,680	1,378,598
Columbia VP Limited Duration Credit Fund, Class 2	585,892	152,776
Columbia VP Select Mid Cap Value Fund, Class 2	580,315	738,500
Columbia VP Strategic Income Fund, Class 2	2,289,783	273,481
Empower Bond Index Fund, Investor Class	675,489	718,598
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	233,126	80,458
Fidelity VIP Asset Manager Portfolio, Service Class 2	7,344	12,688
Fidelity VIP Balanced Portfolio, Service Class 2	13,359,237	7,319,832
Fidelity VIP Bond Index Portfolio	6,654,593	1,611,580
Fidelity VIP Contrafund Portfolio, Service Class 2	1,674,864	207,523
Fidelity VIP Energy Portfolio, Service Class 2	974,570	1,394,483
Fidelity VIP Extended Market Index Portfolio, Service Class 2	2,530,626	1,490,866
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	991,879	958,852
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	668,446	19,967
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	191,967	87,025
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	1,608,289	1,013,087
Fidelity VIP Growth Portfolio, Service Class 2	4,365,053	1,165,483
Fidelity VIP Health Care Portfolio, Service Class 2	196,155	604,291

Subaccount	Purchases	Sales
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	$1,283,573	$520,421
Fidelity VIP International Index Portfolio, Service Class 2	3,841,316	1,410,754
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	6,155,817	2,451,269
Fidelity VIP Mid Cap Portfolio, Service Class 2	2,961,448	1,089,142
Fidelity VIP Target Volatility Portfolio, Service Class 2	20,835	158,444
Fidelity VIP Technology Portfolio, Initial Class	6,541,872	3,720,841
Fidelity VIP Total Market Index Portfolio	2,923,043	2,979,416
Fidelity VIP Utilities Portfolio, Initial Class	1,510,779	140,595
Fidelity VIP Value Strategies Portfolio, Service Class 2	1,177,527	312,085
Franklin DynaTech VIP Fund	167,124	200,906
Franklin Income VIP Fund, Class 2	1,301,941	197,321
Franklin Mutual Global Discovery VIP Fund, Class 2	3,443	25,728
Franklin Mutual Shares VIP Fund, Class 2	808	5,354
Franklin Rising Dividends VIP Fund, Class 2	909,854	1,547,522
Franklin Small Cap Value VIP Fund, Class 2	1,132,809	771,103
Franklin Small-Mid Cap Growth VIP Fund, Class 2	258,484	650,382
Franklin Strategic Income VIP Fund, Class 2	35,385	104,193
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	158,869	63,881
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	225,955	385,991
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	11,364	18,357
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	1,039,254	360,267
Goldman Sachs VIT Strategic Growth Fund, Service Shares	281,861	357,801
Goldman Sachs VIT Trend Driven Allocation, Service Shares	6,420	36,432
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	119,171	109,270
Invesco V.I. Comstock Fund, Series II	1,531,064	632,329
Invesco V.I. Conservative Balanced Fund, Series II	462,431	1,887,222
Invesco V.I. Equity and Income Fund, Series II	2,692,426	749,988
Invesco V.I. EQV International Equity Fund, Series II	80,809	55,782
Invesco V.I. Global Fund, Series II	710,625	353,753
Invesco V.I. Global Real Estate Fund, Series II	578,459	119,508
Invesco V.I. Government Securities Fund, Series II	765,245	947,866
Invesco V.I. Growth and Income Fund, Series II	120,692	827,659
Invesco V.I. Main Street Fund, Series II	69,487	112,574
Invesco V.I. Main Street Small Cap Fund, Series II	2,114,807	696,217
Invesco V.I. U.S. Government Money Portfolio, Series I	5,637,845	5,151,399
Janus Henderson Forty Fund, Class S	1,171,267	138,578
Janus Henderson Global Sustainable Equity Fund	152	77
Janus Henderson Overseas Fund, Class S	381,078	25,453
Janus Henderson VIT Balanced Portfolio, Service Shares	8,984,093	546,043
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	4,149,194	2,528,914
Lord Abbett Series Fund Bond Debenture Portfolio	1,209,011	903,808
Lord Abbett Series Fund Fundamental Equity Portfolio	80,582	117,944
Lord Abbett Series Fund Growth Opportunities Portfolio	95,792	28,158
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	440,521	403,365
Lord Abbett Series Fund Short Duration Income Portfolio	1,290,469	784,181
LVIP American Century Balanced Fund, Standard Class II	100,368	45,428
LVIP American Century Disciplined Core Value Fund, Standard Class II	176,966	829,865
LVIP American Century International Fund, Standard Class II	6,013	4,409
LVIP American Century Ultra Fund, Standard Class II	405,492	689,914

Subaccount	Purchases	Sales
MFS Blended Research Small Cap Equity Portfolio, Service Class	$30,702	$2,312
MFS Core Equity Portfolio, Service Class	123,560	936
MFS Global Real Estate Portfolio, Service Class	316,197	16,522
MFS Growth Series, Service Class	100,597	23,630
MFS International Growth Portfolio, Service Class	267,862	814
MFS International Intrinsic Value Portfolio, Service Class	138,382	780
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	14,308	247
MFS Mid Cap Growth Series, Service Class	459,830	82,505
MFS Mid Cap Value Portfolio, Service Class	341,611	2,632
MFS New Discovery Series, Service Class	10,644	2,192
MFS Research International Portfolio, Service Class	13,873	3,550
Morgan Stanley VIF Discovery Portfolio	24,014	1,619
Morgan Stanley VIF Global Infrastructure Portfolio	32,203	36,765
Morgan Stanley VIF Global Strategist Portfolio	720	754
Morgan Stanley VIF Growth Portfolio	38,882	15,748
PIMCO All Asset Portfolio	277,863	360,185
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	117,078	652,831
PIMCO Emerging Markets Bond Portfolio	42,706	35,888
PIMCO Global Diversified Allocation Portfolio	14,120	1,749
PIMCO High Yield Portfolio, Advisor Class	1,500,769	593,204
PIMCO Income Portfolio	2,303,962	597,171
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	124,171	52,460
PIMCO Low Duration Portfolio, Advisor Class	864,392	616,761
PIMCO Real Return Portfolio, Advisor Class	447,970	1,080,477
PIMCO Short-Term Portfolio, Advisor Class	1,880,906	935,685
PIMCO Total Return Portfolio, Advisor Class	3,000,338	1,362,671
Protective Life Dynamic Allocation Series Conservative Portfolio	326,856	587,054
Protective Life Dynamic Allocation Series Growth Portfolio	384,006	31,449
Protective Life Dynamic Allocation Series Moderate Portfolio	49,428	499,086
Royce Capital Fund Small Cap Portfolio, Service Class	2,628	67,412
Schwab Government Money Market Portfolio	79,525,994	55,281,183
Schwab S&P 500 Index Fund	84,002,222	26,463,713
Schwab VIT Balanced Portfolio	10,536,233	1,700,200
Schwab VIT Balanced with Growth Portfolio	4,231,289	3,098,629
Schwab VIT Growth Portfolio	1,571,042	966,375
T. Rowe Price All-Cap Opportunities Portfolio	3,619,694	808,904
T. Rowe Price Blue Chip Growth Portfolio, Class II	797,133	839,684
T. Rowe Price Health Sciences Portfolio, Class II	628,749	181,767
T. Rowe Price Moderate Allocation Portfolio	301,437	761,586
Templeton Developing Markets VIP Fund, Class 2	819,847	201,699
Templeton Foreign VIP Fund, Class 2	1,193	695
Templeton Global Bond VIP Fund, Class 2	187,397	49,510
Western Asset Core Plus VIT Portfolio, Class II	1,377,519	744,732

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class B	6,162	11,175	(5,013)	7,938	1,363	6,575
AB VPS Large Cap Growth Portfolio, Class B	297,474	259,674	37,800	104,618	59,727	44,891
AB VPS Relative Value Portfolio, Class B	247,141	45,248	201,893	39,289	70,209	(30,920)
AB VPS Small Cap Growth Portfolio, Class B	38,203	18,069	20,134	19,273	1,693	17,580
American Funds IS Asset Allocation Fund, Class 4	259,511	132,015	127,496	153,168	460,015	(306,847)
American Funds IS Capital Income Builder, Class 4	4,019	3,223	796	3,437	15,428	(11,991)
American Funds IS Capital World Bond Fund, Class 4	1,741	1,703	38	6,380	268	6,112
American Funds IS Capital World Growth and Income Fund, Class 4	17,081	27,530	(10,449)	56,635	15,678	40,957
American Funds IS Global Balanced Fund, Class 4	518	-	518	-	-	-
American Funds IS Global Growth Fund, Class 4	111,976	139,247	(27,271)	90,244	59,723	30,521
American Funds IS Global Small Capitalization Fund, Class 4	44,933	13,400	31,533	24,053	35,545	(11,492)
American Funds IS Growth Fund, Class 4	198,240	136,790	61,450	79,497	91,008	(11,511)
American Funds IS Growth-Income Fund, Class 4	101,840	59,906	41,934	42,363	41,425	938
American Funds IS International Fund, Class 4	16,693	21,395	(4,702)	23,994	8,016	15,978
American Funds IS New World Fund, Class 4	78,440	63,002	15,438	30,487	25,640	4,847
American Funds IS The Bond Fund of America, Class 4	276,011	118,778	157,233	141,502	122,586	18,916
American Funds IS U.S. Government Securities Fund, Class 4	52,209	69,179	(16,970)	31,991	35,748	(3,757)
American Funds IS Washington Mutual Investors Fund, Class 4	118,261	112,230	6,031	88,445	74,573	13,872
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	324,235	55,002	269,233	247,347	22,447	224,900
BlackRock Global Allocation V.I. Fund, Class III	54,543	59,030	(4,487)	24,455	18,868	5,587
BlackRock International V.I. Fund, Class I	60,794	92,051	(31,257)	34,002	92,904	(58,902)
ClearBridge Variable Dividend Strategy Portfolio, Class II	31,117	14,404	16,713	21,998	18,899	3,099
ClearBridge Variable Large Cap Growth Portfolio, Class II	5,184	3,261	1,923	29,389	4,288	25,101
ClearBridge Variable Mid Cap Portfolio, Class II	8,486	22,224	(13,738)	8,956	16,269	(7,313)
ClearBridge Variable Small Cap Growth Portfolio, Class II	26,798	29,162	(2,364)	22,410	37,199	(14,789)
Columbia VP Balanced Fund, Class 2	36,383	203,415	(167,032)	49,693	18,576	31,117
Columbia VP Emerging Markets Bond Fund, Class 2	659	34	625	-	-	-
Columbia VP Intermediate Bond Fund, Class 2	253,290	158,898	94,392	32,155	73,235	(41,080)
Columbia VP Limited Duration Credit Fund, Class 2	54,303	14,826	39,477	24,902	12,317	12,585
Columbia VP Select Mid Cap Value Fund, Class 2	47,081	56,210	(9,129)	18,209	46,972	(28,763)
Columbia VP Strategic Income Fund, Class 2	220,359	27,400	192,959	27,303	36,819	(9,516)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Empower Bond Index Fund, Investor Class	61,950	78,041	(16,091)	22,317	84,656	(62,339)
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	18,691	7,358	11,333	37,815	8,974	28,841
Fidelity VIP Asset Manager Portfolio, Service Class 2	328	1,128	(800)	6,422	475	5,947
Fidelity VIP Balanced Portfolio, Service Class 2	972,008	575,788	396,220	820,657	510,220	310,437
Fidelity VIP Bond Index Portfolio	694,004	173,461	520,543	411,589	67,746	343,843
Fidelity VIP Contrafund Portfolio, Service Class 2	136,930	18,114	118,816	-	-	-
Fidelity VIP Energy Portfolio, Service Class 2	47,498	71,754	(24,256)	36,637	50,034	(13,397)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	224,776	131,560	93,216	125,545	37,098	88,447
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	86,080	90,307	(4,227)	37,380	40,681	(3,301)
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	58,407	1,448	56,959	60,027	41,239	18,788
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	14,412	6,808	7,604	19,403	12,291	7,112
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	123,874	82,112	41,762	89,273	4,241	85,032
Fidelity VIP Growth Portfolio, Service Class 2	241,470	78,812	162,658	82,614	3,807	78,807
Fidelity VIP Health Care Portfolio, Service Class 2	18,608	55,466	(36,858)	34,588	50,650	(16,062)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	109,172	42,952	66,220	41,494	14,322	27,172
Fidelity VIP International Index Portfolio, Service Class 2	334,881	128,042	206,839	282,031	75,863	206,168
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	610,481	260,009	350,472	421,411	83,585	337,826
Fidelity VIP Mid Cap Portfolio, Service Class 2	141,626	69,393	72,233	66,529	59,833	6,696
Fidelity VIP Target Volatility Portfolio, Service Class 2	357	14,404	(14,047)	37,306	3,480	33,826
Fidelity VIP Technology Portfolio, Initial Class	388,516	231,182	157,334	313,538	125,960	187,578
Fidelity VIP Total Market Index Portfolio	208,431	211,780	(3,349)	107,062	98,982	8,080
Fidelity VIP Utilities Portfolio, Initial Class	88,095	9,378	78,717	26,288	54,036	(27,748)
Fidelity VIP Value Strategies Portfolio, Service Class 2	84,603	25,583	59,020	53,318	24,220	29,098
Franklin DynaTech VIP Fund	14,721	16,977	(2,256)	9,198	10,746	(1,548)
Franklin Income VIP Fund, Class 2	86,858	14,230	72,628	28,820	48,120	(19,300)
Franklin Mutual Global Discovery VIP Fund, Class 2	10	1,571	(1,561)	1,296	865	431
Franklin Mutual Shares VIP Fund, Class 2	-	353	(353)	6	375	(369)
Franklin Rising Dividends VIP Fund, Class 2	41,811	106,557	(64,746)	166,039	58,718	107,321
Franklin Small Cap Value VIP Fund, Class 2	66,429	49,116	17,313	51,988	28,305	23,683
Franklin Small-Mid Cap Growth VIP Fund, Class 2	24,759	60,456	(35,697)	24,100	32,047	(7,947)
Franklin Strategic Income VIP Fund, Class 2	2,204	9,917	(7,713)	83	4,406	(4,323)
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	15,344	6,966	8,378	6,538	12,761	(6,223)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	11,575	34,088	(22,513)	13,948	11,518	2,430
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	191	1,140	(949)	732	5,531	(4,799)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	79,706	30,044	49,662	32,261	11,721	20,540

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	8,568	23,821	(15,253)	38,519	38,091	428
Goldman Sachs VIT Trend Driven Allocation, Service Shares	-	2,990	(2,990)	1,385	1,222	163
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	6,530	9,547	(3,017)	1,239	11,279	(10,040)
Invesco V.I. Comstock Fund, Series II	71,538	32,968	38,570	45,908	29,406	16,502
Invesco V.I. Conservative Balanced Fund, Series II	39,851	183,242	(143,391)	24,237	15,902	8,335
Invesco V.I. Equity and Income Fund, Series II	177,598	52,244	125,354	37,779	19,455	18,324
Invesco V.I. EQV International Equity Fund, Series II	4,770	4,426	344	3,895	18,680	(14,785)
Invesco V.I. Global Fund, Series II	43,927	26,082	17,845	31,237	25,902	5,335
Invesco V.I. Global Real Estate Fund, Series II	52,089	10,569	41,520	23,412	22,449	963
Invesco V.I. Government Securities Fund, Series II	81,829	104,810	(22,981)	112,471	7,006	105,465
Invesco V.I. Growth and Income Fund, Series II	3,941	49,384	(45,443)	61,422	7,717	53,705
Invesco V.I. Main Street Fund, Series II	1,258	7,132	(5,874)	221	51,286	(51,065)
Invesco V.I. Main Street Small Cap Fund, Series II	169,909	60,249	109,660	52,684	7,691	44,993
Invesco V.I. U.S. Government Money Portfolio, Series I	518,331	478,494	39,837	84,482	171,233	(86,751)
Janus Henderson Forty Fund, Class S	90,137	11,381	78,756	41,865	3,930	37,935
Janus Henderson Global Sustainable Equity Fund	-	-	-	-	-	-
Janus Henderson Overseas Fund, Class S	33,276	2,114	31,162	36,354	14,416	21,938
Janus Henderson VIT Balanced Portfolio, Service Shares	783,776	41,935	741,841	620,032	101,669	518,363
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	289,751	168,735	121,016	19,714	12	19,702
Lord Abbett Series Fund Bond Debenture Portfolio	97,449	87,088	10,361	53,769	27,081	26,688
Lord Abbett Series Fund Fundamental Equity Portfolio	4,710	7,382	(2,672)	1,056	21,535	(20,479)
Lord Abbett Series Fund Growth Opportunities Portfolio	9,173	2,862	6,311	11,829	31	11,798
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	25,834	25,570	264	9,983	31,690	(21,707)
Lord Abbett Series Fund Short Duration Income Portfolio	118,765	76,482	42,283	66,824	61,071	5,753
LVIP American Century Balanced Fund, Standard Class II	8,049	3,875	4,174	49,857	1,865	47,992
LVIP American Century Disciplined Core Value Fund, Standard Class II	15,573	77,911	(62,338)	104,954	26,249	78,705
LVIP American Century International Fund, Standard Class II	262	350	(88)	24,529	3,241	21,288
LVIP American Century Ultra Fund, Standard Class II	21,086	52,468	(31,382)	143,647	15,042	128,605
MFS Blended Research Small Cap Equity Portfolio, Service Class	2,500	193	2,307	-	-	-
MFS Core Equity Portfolio, Service Class	8,205	8	8,197	12,466	-	12,466
MFS Global Real Estate Portfolio, Service Class	29,191	1,473	27,718	-	-	-
MFS Growth Series, Service Class	5,967	1,497	4,470	4,344	-	4,344
MFS International Growth Portfolio, Service Class	23,492	39	23,453	218	-	218
MFS International Intrinsic Value Portfolio, Service Class	11,403	35	11,368	2,895	30	2,865
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	713	1	712	4,025	-	4,025

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MFS Mid Cap Growth Series, Service Class	34,499	6,481	28,018	7,301	485	6,816
MFS Mid Cap Value Portfolio, Service Class	26,308	173	26,135	-	-	-
MFS New Discovery Series, Service Class	946	210	736	-	-	-
MFS Research International Portfolio, Service Class	1,128	299	829	5,940	251	5,689
Morgan Stanley VIF Core Plus Fixed Income Portfolio	-	-	-	12,815	18,939	(6,124)
Morgan Stanley VIF Discovery Portfolio	1,621	80	1,541	8,002	1	8,001
Morgan Stanley VIF Global Franchise Portfolio, Class II	-	-	-	60,800	72,273	(11,473)
Morgan Stanley VIF Global Infrastructure Portfolio	3,235	3,235	-	665	665	-
Morgan Stanley VIF Global Strategist Portfolio	70	70	-	-	4,884	(4,884)
Morgan Stanley VIF Growth Portfolio	5,063	1,949	3,114	-	7,763	(7,763)
PIMCO All Asset Portfolio	19,724	28,544	(8,820)	1,065	3,506	(2,441)
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	11,775	72,784	(61,009)	5,204	18,940	(13,736)
PIMCO Emerging Markets Bond Portfolio	3,535	3,320	215	9,250	935	8,315
PIMCO Global Diversified Allocation Portfolio	688	101	587	256	942	(686)
PIMCO High Yield Portfolio, Advisor Class	132,873	55,062	77,811	42,590	40,908	1,682
PIMCO Income Portfolio	200,098	56,627	143,471	167,131	22,727	144,404
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	16,541	7,602	8,939	78,085	3,361	74,724
PIMCO Low Duration Portfolio, Advisor Class	75,732	60,953	14,779	49,937	117,894	(67,957)
PIMCO Real Return Portfolio, Advisor Class	39,530	108,639	(69,109)	36,191	39,371	(3,180)
PIMCO Short-Term Portfolio, Advisor Class	147,974	85,085	62,889	217,118	122,616	94,502
PIMCO Total Return Portfolio, Advisor Class	294,996	147,742	147,254	163,678	63,146	100,532
Protective Life Dynamic Allocation Series Conservative Portfolio	29,102	54,780	(25,678)	14,587	134,194	(119,607)
Protective Life Dynamic Allocation Series Growth Portfolio	26,156	2,310	23,846	-	7,594	(7,594)
Protective Life Dynamic Allocation Series Moderate Portfolio	-	42,591	(42,591)	67,757	231,930	(164,173)
Royce Capital Fund Small Cap Portfolio, Service Class	37	3,777	(3,740)	2,596	97	2,499
Schwab Government Money Market Portfolio	7,052,704	5,100,660	1,952,044	5,081,743	2,802,246	2,279,497
Schwab S&P 500 Index Fund	4,918,650	1,546,962	3,371,688	3,261,716	721,957	2,539,759
Schwab VIT Balanced Portfolio	896,778	150,598	746,180	119,171	89,325	29,846
Schwab VIT Balanced with Growth Portfolio	313,476	254,223	59,253	366,480	119,763	246,717
Schwab VIT Growth Portfolio	103,669	70,323	33,346	151,726	34,664	117,062
T. Rowe Price All-Cap Opportunities Portfolio	189,758	55,584	134,174	125,588	118,130	7,458
T. Rowe Price Blue Chip Growth Portfolio, Class II	50,043	64,431	(14,388)	67,362	50,736	16,626
T. Rowe Price Health Sciences Portfolio, Class II	48,122	16,788	31,334	16,623	45,324	(28,701)
T. Rowe Price Moderate Allocation Portfolio	19,647	69,806	(50,159)	8,899	27,104	(18,205)
Templeton Developing Markets VIP Fund, Class 2	74,726	19,631	55,095	26,070	15,729	10,341
Templeton Foreign VIP Fund, Class 2	-	38	(38)	-	4,356	(4,356)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Global Bond VIP Fund, Class 2	21,396	5,241	16,155	10,820	5,762	5,058
Western Asset Core Plus VIT Portfolio, Class II	134,360	84,270	50,090	63,913	25,474	38,439

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

	Expense Type	Range
Administrative Fee
	This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
	This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
	Some states impose premium taxes at rates currently ranging up to 3.5%; if premium taxes are applicable, the mandated amount would be deducted from the payment when it is received which will in turn reduce Contract owners' net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each payment, varies by state

Transfer Charge
	Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Charge for Optional SecurePay Rider
	This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.20% of benefit base

Charge for Optional Death Benefit
	This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the four years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class B
2024	61	$12.26	$12.16	$749	0.63%	0.25%	0.45%	9.44%	9.22%
2023	67	11.20	11.14	741	0.84%	0.25%	0.45%	16.57%	16.34%
2022	60	9.61	9.57	574	1.08%	0.25%	0.45%	(16.03)%	(16.20)%
2021	27	11.44	11.42	308	0.23%	0.25%	0.45%	6.79%	3.10%
AB VPS Large Cap Growth Portfolio, Class B
2024	436	15.83	15.71	6,872	0.00%	0.25%	0.45%	24.64%	24.39%
2023	398	12.70	12.63	5,042	0.00%	0.25%	0.45%	34.45%	34.18%
2022	353	9.45	9.41	3,332	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	159	13.28	13.26	2,105	0.00%	0.25%	0.45%	14.40%	18.28%
AB VPS Relative Value Portfolio, Class B
2024	419	14.13	14.02	5,902	1.30%	0.25%	0.45%	12.48%	12.26%
2023	217	12.56	12.49	2,721	1.22%	0.25%	0.45%	11.44%	11.22%
2022	248	11.27	11.23	2,790	1.32%	0.25%	0.45%	(4.66)%	(4.85)%
2021	89	11.82	11.80	1,048	0.11%	0.25%	0.45%	7.90%	7.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Small Cap Growth Portfolio, Class B
2024	94	$8.95	$8.88	$837	0.00%	0.25%	0.45%	18.15%	17.91%
2023	74	7.58	7.53	557	0.00%	0.25%	0.45%	17.43%	17.20%
2022	56	6.45	6.43	362	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	40	10.65	10.63	427	0.00%	0.25%	0.45%	8.99%	8.28%
American Funds IS Asset Allocation Fund, Class 4
2024	1,977	13.93	13.82	27,330	2.05%	0.25%	0.45%	15.82%	15.59%
2023	1,849	12.03	11.95	22,116	1.93%	0.25%	0.45%	13.74%	13.51%
2022	2,156	10.58	10.53	22,768	1.80%	0.25%	0.45%	(13.88)%	(14.05)%
2021	1,683	12.28	12.25	20,625	1.44%	0.25%	0.45%	14.23%	12.85%
American Funds IS Capital Income Builder, Class 4
2024	86	13.52	13.40	1,160	3.21%	0.25%	0.45%	9.66%	9.44%
2023	85	12.33	12.25	1,049	2.66%	0.25%	0.45%	8.48%	8.27%
2022	97	11.36	11.31	1,104	2.60%	0.25%	0.45%	(7.61)%	(7.79)%
2021	86	12.30	12.27	1,062	2.27%	0.25%	0.45%	9.02%	6.18%
American Funds IS Capital World Bond Fund, Class 4
2024	9	8.77	8.72	75	1.96%	0.25%	0.45%	(3.57)%	(3.76)%
2023	9	9.09	9.06	78	0.00%	0.25%	0.45%	5.63%	5.42%
2022	2	8.61	8.59	21	0.00%	0.25%	0.45%	(4.99)%	(5.07)%
American Funds IS Capital World Growth and Income Fund, Class 4
2024	176	14.50	14.38	2,547	1.51%	0.25%	0.45%	13.41%	13.18%
2023	187	12.78	12.70	2,382	2.01%	0.25%	0.45%	20.35%	20.11%
2022	146	10.62	10.58	1,547	2.46%	0.25%	0.45%	(17.78)%	(17.94)%
2021	96	12.92	12.89	1,240	1.62%	0.25%	0.45%	9.01%	11.94%
American Funds IS Global Balanced Fund, Class 4
2024	1	10.39	10.39	5	124.21%	0.45%	0.45%	(2.25)%	(2.25)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Global Growth Fund, Class 4
2024	553	$13.17	$13.06	$7,230	1.37%	0.25%	0.45%	13.10%	12.87%
2023	580	11.65	11.57	6,718	0.71%	0.25%	0.45%	21.99%	21.75%
2022	550	9.55	9.51	5,227	0.47%	0.25%	0.45%	(25.11)%	(25.26)%
2021	365	12.75	12.72	4,640	0.20%	0.25%	0.45%	12.17%	11.30%
American Funds IS Global Small Capitalization Fund, Class 4
2024	137	10.19	10.10	1,389	0.83%	0.25%	0.45%	1.86%	1.66%
2023	105	10.00	9.94	1,051	0.03%	0.25%	0.45%	15.50%	15.27%
2022	117	8.66	8.62	1,010	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	59	12.35	12.32	726	0.00%	0.25%	0.45%	(2.40)%	(0.57)%
American Funds IS Growth Fund, Class 4
2024	867	17.51	17.36	15,079	0.17%	0.25%	0.45%	30.97%	30.70%
2023	806	13.37	13.28	10,716	0.17%	0.25%	0.45%	37.79%	37.52%
2022	817	9.70	9.66	7,901	0.12%	0.25%	0.45%	(30.29)%	(30.43)%
2021	518	13.92	13.88	7,201	0.17%	0.25%	0.45%	18.55%	16.23%
American Funds IS Growth-Income Fund, Class 4
2024	398	17.24	17.10	6,819	0.95%	0.25%	0.45%	23.61%	23.36%
2023	356	13.95	13.86	4,942	1.22%	0.25%	0.45%	25.51%	25.26%
2022	355	11.11	11.06	3,933	1.25%	0.25%	0.45%	(16.91)%	(17.08)%
2021	235	13.37	13.34	3,135	0.93%	0.25%	0.45%	13.25%	16.61%
American Funds IS International Fund, Class 4
2024	197	10.80	10.71	2,117	0.99%	0.25%	0.45%	2.67%	2.46%
2023	202	10.52	10.45	2,113	1.14%	0.25%	0.45%	15.27%	15.04%
2022	186	9.13	9.09	1,690	1.46%	0.25%	0.45%	(21.22)%	(21.38)%
2021	180	11.58	11.56	2,084	2.57%	0.25%	0.45%	(1.86)%	(5.33)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS New World Fund, Class 4
2024	265	$11.40	$11.31	$3,012	1.21%	0.25%	0.45%	6.06%	5.85%
2023	250	10.75	10.68	2,678	1.26%	0.25%	0.45%	15.38%	15.15%
2022	245	9.32	9.28	2,279	1.21%	0.25%	0.45%	(22.45)%	(22.60)%
2021	167	12.01	11.99	2,008	0.79%	0.25%	0.45%	1.02%	(0.26)%
American Funds IS The Bond Fund of America, Class 4
2024	908	9.22	9.15	8,338	4.23%	0.25%	0.45%	0.72%	0.52%
2023	751	9.16	9.10	6,850	3.38%	0.25%	0.45%	4.46%	4.25%
2022	732	8.77	8.73	6,476	3.25%	0.25%	0.45%	(12.97)%	(13.14)%
2021	415	10.07	10.05	4,172	1.36%	0.25%	0.45%	1.73%	(0.57)%
American Funds IS U.S. Government Securities Fund, Class 4
2024	188	9.01	8.93	1,682	3.79%	0.25%	0.45%	0.19%	(0.01)%
2023	205	8.99	8.93	1,831	3.37%	0.25%	0.45%	2.37%	2.16%
2022	208	8.78	8.74	1,824	5.29%	0.25%	0.45%	(11.42)%	(11.59)%
2021	63	9.92	9.89	621	1.44%	0.25%	0.45%	1.78%	1.44%
American Funds IS Washington Mutual Investors Fund, Class 4
2024	213	17.72	17.57	3,764	1.48%	0.25%	0.45%	18.55%	18.32%
2023	207	14.94	14.85	3,089	1.89%	0.25%	0.45%	16.68%	16.45%
2022	193	12.81	12.75	2,472	2.42%	0.25%	0.45%	(8.91)%	(9.10)%
2021	76	14.06	14.03	1,071	1.32%	0.25%	0.45%	15.73%	21.10%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	1,410	11.98	11.89	16,846	2.40%	0.25%	0.45%	11.08%	10.86%
2023	1,141	10.79	10.73	12,276	2.26%	0.25%	0.45%	15.03%	14.80%
2022	916	9.38	9.34	8,574	2.88%	0.25%	0.45%	(15.25)%	(15.42)%
2021	288	11.07	11.05	3,182	2.31%	0.25%	0.45%	4.02%	4.16%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

BlackRock Global Allocation V.I. Fund, Class III
2024	216	$10.80	$10.72	$2,321	1.47%	0.25%	0.45%	8.65%	8.44%
2023	221	9.94	9.88	2,185	2.71%	0.25%	0.45%	12.21%	11.99%
2022	215	8.86	8.83	1,901	0.00%	0.25%	0.45%	(16.28)%	(16.45)%
2021	71	10.58	10.56	746	0.40%	0.25%	0.45%	(0.39)%	0.16%
BlackRock International V.I. Fund, Class I
2024	323	9.17	9.10	2,954	0.55%	0.25%	0.45%	0.12%	(0.08)%
2023	354	9.16	9.11	3,237	0.86%	0.25%	0.45%	18.73%	18.49%
2022	413	7.72	7.69	3,182	1.27%	0.25%	0.45%	(24.81)%	(24.96)%
2021	114	10.26	10.25	1,166	0.89%	0.25%	0.45%	(3.88)%	(3.61)%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2024	98	15.16	15.04	1,484	1.23%	0.25%	0.45%	16.39%	16.16%
2023	82	13.02	12.95	1,060	1.97%	0.25%	0.45%	13.72%	13.50%
2022	79	11.45	11.41	898	1.84%	0.25%	0.45%	(8.46)%	(8.64)%
2021	18	12.51	12.49	225	1.26%	0.25%	0.45%	10.36%	11.88%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	35	15.40	15.28	536	0.00%	0.25%	0.45%	27.24%	26.99%
2023	33	12.10	12.04	399	0.00%	0.25%	0.45%	43.31%	43.02%
2022	8	8.45	8.42	66	0.00%	0.25%	0.45%	(32.59)%	(32.72)%
2021	6	12.53	12.51	69	0.00%	0.25%	0.45%	4.95%	7.20%
ClearBridge Variable Mid Cap Portfolio, Class II
2024	171	13.14	13.03	2,232	0.36%	0.25%	0.45%	9.45%	9.23%
2023	185	12.00	11.93	2,206	0.02%	0.25%	0.45%	12.34%	12.11%
2022	192	10.68	10.64	2,045	0.11%	0.25%	0.45%	(25.69)%	(25.84)%
2021	115	14.38	14.34	1,646	0.01%	0.25%	0.45%	16.27%	21.97%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	218	$10.10	$10.01	$2,188	0.00%	0.25%	0.45%	3.97%	3.76%
2023	220	9.71	9.65	2,129	0.00%	0.25%	0.45%	7.85%	7.64%
2022	235	9.00	8.97	2,109	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	228	12.72	12.69	2,889	0.00%	0.25%	0.45%	10.80%	2.41%
Columbia VP Balanced Fund, Class 2
2024	226	12.79	12.69	2,873	0.00%	0.25%	0.45%	14.02%	13.79%
2023	393	11.22	11.15	4,399	0.00%	0.25%	0.45%	20.80%	20.56%
2022	362	9.29	9.25	3,358	0.00%	0.25%	0.45%	(17.07)%	(17.24)%
2021	48	11.20	11.18	535	0.00%	0.25%	0.45%	5.83%	3.05%
Columbia VP Emerging Markets Bond Fund, Class 2
2024	1	10.62	10.62	7	14.24%	0.25%	0.25%	2.21%	2.21%
Columbia VP Intermediate Bond Fund, Class 2
2024	350	8.88	8.81	3,092	4.24%	0.25%	0.45%	1.48%	1.27%
2023	256	8.75	8.70	2,229	2.13%	0.25%	0.45%	5.82%	5.61%
2022	297	8.27	8.24	2,449	3.08%	0.25%	0.45%	(17.43)%	(17.59)%
2021	164	10.02	10.00	1,636	0.12%	0.25%	0.45%	(0.88)%	(0.42)%
Columbia VP Limited Duration Credit Fund, Class 2
2024	126	10.33	10.25	1,293	3.90%	0.25%	0.45%	4.37%	4.16%
2023	86	9.89	9.84	850	2.91%	0.25%	0.45%	6.39%	6.18%
2022	74	9.30	9.26	683	0.45%	0.25%	0.45%	(6.59)%	(6.78)%
2021	53	9.95	9.94	524	0.07%	0.25%	0.45%	(0.90)%	(1.05)%
Columbia VP Select Mid Cap Value Fund, Class 2
2024	66	13.11	13.01	855	0.00%	0.25%	0.45%	11.99%	11.76%
2023	75	11.70	11.64	871	0.00%	0.25%	0.45%	9.78%	9.56%
2022	104	10.66	10.62	1,100	0.00%	0.25%	0.45%	(9.89)%	(10.07)%
2021	48	11.83	11.81	570	0.00%	0.25%	0.45%	11.31%	8.50%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Columbia VP Strategic Income Fund, Class 2
2024	294	$10.07	$10.00	$2,963	2.72%	0.25%	0.45%	4.24%	4.04%
2023	101	9.66	9.61	978	3.37%	0.25%	0.45%	8.93%	8.71%
2022	111	8.87	8.84	983	2.73%	0.25%	0.45%	(11.74)%	(11.91)%
2021	67	10.05	10.03	669	1.23%	0.25%	0.45%	(0.13)%	(0.66)%
Empower Bond Index Fund, Investor Class
2024	622	8.86	8.79	5,487	2.34%	0.25%	0.45%	0.57%	0.37%
2023	638	8.81	8.76	5,603	2.01%	0.25%	0.45%	4.76%	4.55%
2022	701	8.41	8.38	5,877	1.13%	0.25%	0.45%	(13.90)%	(14.07)%
2021	675	9.77	9.75	6,606	0.54%	0.25%	0.45%	(1.63)%	(2.21)%
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
2024	79	11.30	11.24	886	2.06%	0.25%	0.45%	10.27%	10.05%
2023	68	10.25	10.21	689	2.20%	0.25%	0.45%	6.49%	15.53%
2022	39	8.84	8.84	342	2.92%	0.45%	0.45%	0.54%	0.54%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2024	11	11.16	11.08	128	2.31%	0.25%	0.45%	7.96%	7.75%
2023	12	10.34	10.28	127	2.84%	0.25%	0.45%	5.52%	12.15%
2022	6	9.17	9.17	58	2.05%	0.45%	0.45%	(15.53)%	(15.53)%
2021	5	10.85	10.85	55	7.82%	0.45%	0.45%	(0.88)%	(0.88)%
Fidelity VIP Balanced Portfolio, Service Class 2
2024	2,196	13.11	13.01	28,580	1.77%	0.25%	0.45%	15.34%	15.11%
2023	1,800	11.37	11.30	20,349	1.56%	0.25%	0.45%	20.93%	20.69%
2022	1,489	9.40	9.36	13,950	1.37%	0.25%	0.45%	(18.39)%	(18.55)%
2021	669	11.52	11.50	7,687	0.61%	0.25%	0.45%	8.43%	8.30%
Fidelity VIP Bond Index Portfolio
2024	1,464	9.19	9.12	13,398	3.02%	0.25%	0.45%	0.75%	0.54%
2023	943	9.12	9.07	8,578	2.58%	0.25%	0.45%	4.87%	4.66%
2022	600	8.70	8.67	5,204	1.63%	0.25%	0.45%	(13.60)%	(13.77)%
2021	428	10.07	10.05	4,307	0.65%	0.25%	0.45%	0.90%	0.68%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Contrafund Portfolio, Service Class 2
2024	119	$11.63	$11.61	$1,381	0.00%	0.25%	0.45%	6.78%	14.42%
Fidelity VIP Energy Portfolio, Service Class 2
2024	63	19.02	18.87	1,182	1.53%	0.25%	0.45%	3.76%	3.55%
2023	87	18.33	18.22	1,583	2.44%	0.25%	0.45%	0.45%	0.25%
2022	100	18.24	18.18	1,822	3.05%	0.25%	0.45%	62.46%	62.14%
2021	27	11.23	11.21	298	2.01%	0.25%	0.45%	5.76%	13.32%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	403	11.55	11.47	4,632	1.25%	0.25%	0.45%	11.74%	11.52%
2023	310	10.34	10.28	3,190	1.92%	0.25%	0.45%	16.82%	16.58%
2022	221	8.85	8.82	1,954	1.40%	0.25%	0.45%	(18.50)%	(18.67)%
2021	128	10.86	10.84	1,389	1.18%	0.25%	0.45%	4.09%	0.89%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2024	246	10.63	10.55	2,599	3.38%	0.25%	0.45%	5.13%	4.91%
2023	250	10.11	10.06	2,519	3.84%	0.25%	0.45%	7.75%	7.54%
2022	253	9.39	9.35	2,371	3.65%	0.25%	0.45%	(9.98)%	(10.16)%
2021	37	10.43	10.41	385	0.99%	0.25%	0.45%	2.56%	0.50%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2024	117	11.03	11.09	1,297	2.66%	0.25%	0.45%	7.94%	8.96%
2023	60	10.21	10.18	611	9.05%	0.25%	0.45%	12.45%	13.56%
2022	41	8.96	8.96	370	3.77%	0.45%	0.45%	(1.17)%	(1.17)%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2024	118	12.46	12.36	1,457	1.29%	0.25%	0.45%	12.10%	11.87%
2023	110	11.11	11.05	1,218	1.54%	0.25%	0.45%	17.19%	16.95%
2022	103	9.48	9.45	974	1.07%	0.25%	0.45%	(17.40)%	(17.56)%
2021	77	11.48	11.46	883	0.73%	0.25%	0.45%	5.15%	5.04%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2024	157	14.57	14.49	2,274	0.00%	0.25%	0.45%	38.21%	37.93%
2023	115	10.54	10.50	1,210	0.00%	0.25%	0.45%	34.08%	44.65%
2022	30	7.26	7.26	219	0.00%	0.45%	0.45%	(10.21)%	(10.21)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Growth Portfolio, Service Class 2
2024	241	$16.08	$16.02	$3,870	0.00%	0.25%	0.45%	29.75%	29.49%
2023	79	12.39	12.37	975	0.00%	0.25%	0.45%	11.85%	7.95%
Fidelity VIP Health Care Portfolio, Service Class 2
2024	83	10.54	10.46	872	0.00%	0.25%	0.45%	4.60%	4.39%
2023	120	10.07	10.02	1,204	0.00%	0.25%	0.45%	3.75%	3.55%
2022	136	9.71	9.67	1,317	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	91	11.14	11.12	1,015	0.00%	0.25%	0.45%	1.59%	5.89%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2024	126	11.77	11.70	1,483	0.69%	0.25%	0.45%	7.65%	7.44%
2023	60	10.93	10.89	657	0.19%	0.25%	0.45%	26.86%	26.61%
2022	33	8.62	8.60	284	0.15%	0.25%	0.45%	(0.33)%	(0.42)%
Fidelity VIP International Index Portfolio, Service Class 2
2024	1,030	10.57	10.48	10,841	2.91%	0.25%	0.45%	4.56%	4.35%
2023	823	10.10	10.05	8,295	2.93%	0.25%	0.45%	15.59%	15.36%
2022	617	8.74	8.71	5,383	2.43%	0.25%	0.45%	(16.42)%	(16.59)%
2021	397	10.46	10.44	4,144	2.59%	0.25%	0.45%	0.67%	0.62%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2024	1,754	9.29	9.21	16,183	3.70%	0.25%	0.45%	1.24%	1.04%
2023	1,403	9.17	9.12	12,805	2.84%	0.25%	0.45%	5.74%	5.53%
2022	1,065	8.68	8.64	9,207	2.29%	0.25%	0.45%	(13.43)%	(13.60)%
2021	878	10.02	10.00	8,779	1.51%	0.25%	0.45%	0.80%	(0.88)%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2024	372	16.22	16.08	6,017	0.39%	0.25%	0.45%	16.88%	16.65%
2023	300	13.87	13.79	4,155	0.41%	0.25%	0.45%	14.52%	14.29%
2022	294	12.12	12.06	3,551	0.30%	0.25%	0.45%	(15.18)%	(15.35)%
2021	223	14.28	14.25	3,181	0.36%	0.25%	0.45%	19.54%	13.79%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Target Volatility Portfolio, Service Class 2
2024	53	$11.65	$11.56	$613	1.72%	0.25%	0.45%	9.53%	9.31%
2023	67	10.64	10.58	710	2.99%	0.25%	0.45%	5.82%	13.42%
2022	33	9.33	9.33	309	2.21%	0.45%	0.45%	(16.03)%	(16.03)%
2021	33	11.11	11.11	368	0.00%	0.45%	0.45%	3.93%	3.93%
Fidelity VIP Technology Portfolio, Initial Class
2024	733	17.98	17.84	13,084	0.00%	0.25%	0.45%	35.25%	34.98%
2023	575	13.29	13.22	7,612	0.15%	0.25%	0.45%	57.92%	57.61%
2022	388	8.42	8.39	3,253	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	250	13.15	13.13	3,282	0.00%	0.25%	0.45%	14.34%	26.55%
Fidelity VIP Total Market Index Portfolio
2024	579	15.10	14.99	8,692	1.13%	0.25%	0.45%	23.07%	22.83%
2023	582	12.27	12.20	7,117	0.89%	0.25%	0.45%	25.39%	25.14%
2022	574	9.79	9.75	5,630	1.79%	0.25%	0.45%	(19.61)%	(19.77)%
2021	198	12.17	12.15	2,406	0.91%	0.25%	0.45%	12.95%	10.80%
Fidelity VIP Utilities Portfolio, Initial Class
2024	164	16.33	16.20	2,665	2.64%	0.25%	0.45%	28.68%	28.42%
2023	85	12.69	12.62	1,079	1.90%	0.25%	0.45%	(1.28)%	(1.48)%
2022	113	12.85	12.81	1,450	1.53%	0.25%	0.45%	5.16%	4.95%
2021	11	12.22	12.20	133	0.00%	0.25%	0.45%	9.19%	15.01%
Fidelity VIP Value Strategies Portfolio, Service Class 2
2024	106	12.44	12.37	1,307	0.95%	0.25%	0.45%	8.89%	8.67%
2023	46	11.42	11.38	530	1.66%	0.25%	0.45%	20.31%	20.07%
2022	17	9.49	9.48	165	1.71%	0.25%	0.45%	1.49%	1.40%
Franklin DynaTech VIP Fund
2024	23	13.62	13.50	308	0.00%	0.25%	0.45%	30.12%	29.86%
2023	25	10.46	10.40	260	0.00%	0.25%	0.45%	43.41%	43.13%
2022	27	7.30	7.26	193	0.00%	0.25%	0.45%	(40.11)%	(40.23)%
2021	49	12.18	12.15	599	0.00%	0.25%	0.45%	(4.90)%	7.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Income VIP Fund, Class 2
2024	224	$13.75	$13.64	$3,061	5.05%	0.25%	0.45%	6.93%	6.72%
2023	152	12.86	12.78	1,938	5.53%	0.25%	0.45%	8.35%	8.14%
2022	171	11.87	11.82	2,020	3.59%	0.25%	0.45%	(5.71)%	(5.90)%
2021	66	12.59	12.56	830	1.09%	0.25%	0.45%	8.13%	9.83%
Franklin Mutual Global Discovery VIP Fund, Class 2
2024	2	16.39	16.39	32	1.43%	0.25%	0.25%	4.39%	4.39%
2023	4	15.70	15.70	56	2.25%	0.25%	0.25%	20.01%	20.01%
2022	3	13.08	13.08	41	1.91%	0.25%	0.25%	(4.99)%	(4.99)%
2021	11	13.77	13.73	152	3.15%	0.25%	0.45%	8.09%	8.90%
Franklin Mutual Shares VIP Fund, Class 2
2024	1	15.70	15.57	19	1.87%	0.25%	0.45%	10.99%	10.77%
2023	2	14.15	14.06	23	1.35%	0.25%	0.45%	13.18%	12.96%
2022	2	12.50	12.45	24	0.56%	0.25%	0.45%	(7.66)%	(7.85)%
2021	17	13.54	13.50	225	3.77%	0.25%	0.45%	7.24%	5.98%
Franklin Rising Dividends VIP Fund, Class 2
2024	337	14.91	14.79	4,994	1.01%	0.25%	0.45%	10.51%	10.29%
2023	402	13.50	13.41	5,398	0.97%	0.25%	0.45%	11.80%	11.57%
2022	294	12.07	12.02	3,542	0.74%	0.25%	0.45%	(10.79)%	(10.97)%
2021	215	13.53	13.50	2,900	0.34%	0.25%	0.45%	24.41%	23.53%
Franklin Small Cap Value VIP Fund, Class 2
2024	192	16.54	16.40	3,167	0.98%	0.25%	0.45%	11.43%	11.20%
2023	175	14.84	14.75	2,589	0.50%	0.25%	0.45%	12.46%	12.24%
2022	151	13.20	13.14	1,992	1.10%	0.25%	0.45%	(10.29)%	(10.47)%
2021	74	14.71	14.68	1,090	0.51%	0.25%	0.45%	10.34%	18.95%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	90	11.18	11.09	1,005	0.00%	0.25%	0.45%	10.76%	10.53%
2023	126	10.10	10.03	1,266	0.00%	0.25%	0.45%	26.42%	26.17%
2022	134	7.99	7.95	1,066	0.00%	0.25%	0.45%	(33.86)%	(33.99)%
2021	149	12.08	12.05	1,795	0.00%	0.25%	0.45%	3.43%	4.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Strategic Income VIP Fund, Class 2
2024	19	$10.48	$10.39	$198	5.01%	0.25%	0.45%	3.76%	3.55%
2023	27	10.10	10.04	268	4.72%	0.25%	0.45%	7.91%	7.70%
2022	31	9.36	9.32	289	4.54%	0.25%	0.45%	(10.97)%	(11.15)%
2021	34	10.52	10.49	355	0.84%	0.25%	0.45%	2.70%	1.50%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2024	72	8.94	8.86	644	3.69%	0.25%	0.45%	0.64%	0.44%
2023	64	8.88	8.82	567	2.82%	0.25%	0.45%	5.57%	5.36%
2022	70	8.41	8.37	590	1.41%	0.25%	0.45%	(14.49)%	(14.66)%
2021	108	9.84	9.81	1,061	0.64%	0.25%	0.45%	1.54%	(1.87)%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2024	66	13.03	12.92	859	0.00%	0.25%	0.45%	19.98%	19.74%
2023	89	10.86	10.79	961	0.00%	0.25%	0.45%	18.15%	17.92%
2022	86	9.19	9.15	792	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	73	12.50	12.47	906	0.00%	0.25%	0.45%	10.32%	6.98%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2024	8	16.49	16.49	130	0.73%	0.25%	0.25%	11.87%	11.87%
2023	9	14.74	14.74	130	0.62%	0.25%	0.25%	10.83%	10.83%
2022	14	13.30	13.24	176	0.39%	0.25%	0.45%	(10.46)%	(10.63)%
2021	15	14.86	14.82	222	0.21%	0.25%	0.45%	18.75%	26.48%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2024	95	12.46	12.37	1,172	1.19%	0.25%	0.45%	18.52%	18.28%
2023	45	10.51	10.45	470	1.27%	0.25%	0.45%	18.66%	18.42%
2022	24	8.86	8.83	215	0.12%	0.25%	0.45%	(19.84)%	(20.00)%
2021	12	11.05	11.03	128	0.35%	0.25%	0.45%	0.63%	4.41%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2024	127	16.41	16.27	2,064	0.00%	0.25%	0.45%	31.76%	31.49%
2023	142	12.45	12.37	1,758	0.00%	0.25%	0.45%	41.30%	41.02%
2022	141	8.81	8.77	1,242	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	164	13.12	13.09	2,146	0.00%	0.25%	0.45%	21.46%	17.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Goldman Sachs VIT Trend Driven Allocation, Service Shares
2024	16	$12.69	$12.59	$207	3.06%	0.25%	0.45%	11.48%	11.26%
2023	19	11.39	11.31	219	1.83%	0.25%	0.45%	15.29%	15.06%
2022	19	9.88	9.83	189	0.00%	0.25%	0.45%	(19.36)%	(19.52)%
2021	19	12.25	12.22	230	0.00%	0.25%	0.45%	2.27%	7.21%
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2024	73	11.01	10.91	803	5.89%	0.25%	0.45%	3.30%	3.09%
2023	76	10.65	10.59	810	0.00%	0.25%	0.45%	6.13%	5.92%
2022	86	10.04	9.99	863	10.19%	0.25%	0.45%	(14.73)%	(14.90)%
2021	40	11.77	11.74	473	5.14%	0.25%	0.45%	(0.32)%	2.59%
Invesco V.I. Comstock Fund, Series II
2024	97	19.90	19.74	1,923	1.91%	0.25%	0.45%	14.58%	14.35%
2023	58	17.37	17.26	1,011	2.17%	0.25%	0.45%	11.82%	11.59%
2022	42	15.53	15.47	648	1.80%	0.25%	0.45%	0.59%	0.39%
2021	17	15.44	15.40	267	1.54%	0.25%	0.45%	6.09%	8.44%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-	-	-	-	2.86%	0.25%	0.45%	2.40%	2.33%
2023	143	10.10	10.04	1,442	1.71%	0.25%	0.45%	12.03%	11.80%
2022	135	9.01	8.98	1,214	1.54%	0.25%	0.45%	(17.23)%	(17.39)%
2021	63	10.89	10.87	692	0.74%	0.25%	0.45%	2.99%	4.39%
Invesco V.I. Equity and Income Fund, Series II
2024	252	14.96	14.84	3,743	1.88%	0.25%	0.45%	11.63%	11.40%
2023	126	13.40	13.32	1,685	1.78%	0.25%	0.45%	9.96%	9.74%
2022	108	12.19	12.14	1,312	1.63%	0.25%	0.45%	(7.94)%	(8.13)%
2021	85	13.24	13.21	1,125	1.32%	0.25%	0.45%	8.44%	4.77%
Invesco V.I. EQV International Equity Fund, Series II
2024	113	11.21	11.12	1,255	1.56%	0.25%	0.45%	0.09%	(0.11)%
2023	112	11.20	11.13	1,252	0.00%	0.25%	0.45%	17.57%	17.34%
2022	127	9.53	9.49	1,207	1.63%	0.25%	0.45%	(18.71)%	(18.87)%
2021	83	11.72	11.69	974	1.19%	0.25%	0.45%	2.38%	2.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Global Fund, Series II
2024	158	$13.69	$13.57	$2,157	0.00%	0.25%	0.45%	15.49%	15.26%
2023	141	11.85	11.77	1,657	0.00%	0.25%	0.45%	34.11%	33.84%
2022	135	8.84	8.80	1,191	0.00%	0.25%	0.45%	(32.11)%	(32.24)%
2021	123	13.01	12.98	1,601	0.00%	0.25%	0.45%	9.98%	17.14%
Invesco V.I. Global Real Estate Fund, Series II
2024	140	10.56	10.47	1,472	2.74%	0.25%	0.45%	(2.35)%	(2.55)%
2023	98	10.82	10.75	1,059	1.29%	0.25%	0.45%	8.55%	8.34%
2022	97	9.96	9.92	968	3.24%	0.25%	0.45%	(25.33)%	(25.48)%
2021	51	13.34	13.31	684	2.22%	0.25%	0.45%	21.13%	24.24%
Invesco V.I. Government Securities Fund, Series II
2024	138	9.18	9.10	1,263	2.90%	0.25%	0.45%	1.22%	1.02%
2023	161	9.07	9.01	1,458	1.37%	0.25%	0.45%	4.20%	3.99%
2022	55	8.70	8.66	481	1.92%	0.25%	0.45%	(10.80)%	(10.98)%
2021	47	9.76	9.73	457	2.33%	0.25%	0.45%	(1.55)%	(1.97)%
Invesco V.I. Growth and Income Fund, Series II
2024	41	17.92	17.77	729	0.82%	0.25%	0.45%	15.43%	15.20%
2023	86	15.53	15.43	1,337	1.46%	0.25%	0.45%	12.12%	11.90%
2022	33	13.85	13.79	450	1.67%	0.25%	0.45%	(6.24)%	(6.42)%
2021	17	14.77	14.73	249	2.13%	0.25%	0.45%	8.79%	5.38%
Invesco V.I. Main Street Fund, Series II
2024	31	16.19	16.05	501	0.00%	0.25%	0.45%	23.08%	22.84%
2023	37	13.15	13.07	484	0.41%	0.25%	0.45%	22.52%	22.28%
2022	88	10.73	10.69	943	1.46%	0.25%	0.45%	(20.51)%	(20.67)%
2021	47	13.50	13.47	633	0.54%	0.25%	0.45%	19.30%	18.69%
Invesco V.I. Main Street Small Cap Fund, Series II
2024	302	12.42	12.33	3,726	0.00%	0.25%	0.45%	12.12%	11.90%
2023	192	11.08	11.02	2,120	1.01%	0.25%	0.45%	17.53%	17.29%
2022	147	9.43	9.39	1,383	0.36%	0.25%	0.45%	(16.25)%	(16.42)%
2021	54	11.26	11.24	608	0.14%	0.25%	0.45%	3.89%	3.58%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. U.S. Government Money Portfolio, Series I
2024	141	$10.96	$10.87	$1,539	4.49%	0.25%	0.45%	4.37%	4.16%
2023	101	10.50	10.43	1,052	4.39%	0.25%	0.45%	4.27%	4.07%
2022	188	10.07	10.03	1,885	1.33%	0.25%	0.45%	1.01%	0.81%
2021	28	9.97	9.97	282	0.00%	0.25%	0.25%	(0.15)%	(0.15)%
Janus Henderson Forty Fund, Class S
2024	117	13.56	13.49	1,575	0.01%	0.25%	0.45%	27.82%	27.56%
2023	38	10.61	10.57	401	1.13%	0.25%	0.45%	16.68%	22.22%
Janus Henderson Global Sustainable Equity Fund
2024	1	11.53	11.53	17	0.25%	0.45%	0.45%	10.51%	10.51%
2023	1	10.44	10.44	15	0.49%	0.45%	0.45%	22.69%	22.69%
2022	1	8.51	8.51	13	1.31%	0.45%	0.45%	(6.13)%	(6.13)%
Janus Henderson Overseas Fund, Class S
2024	60	10.97	10.91	657	1.53%	0.25%	0.45%	5.31%	5.10%
2023	29	10.42	10.38	300	1.43%	0.25%	0.45%	10.31%	10.09%
2022	7	9.45	9.43	66	1.76%	0.25%	0.45%	4.62%	4.54%
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	1,479	11.75	11.68	17,277	1.97%	0.25%	0.45%	14.86%	14.63%
2023	737	10.23	10.19	7,511	2.19%	0.25%	0.45%	14.85%	14.62%
2022	219	8.91	8.89	1,943	0.98%	0.25%	0.45%	(3.24)%	(3.36)%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2024	144	14.94	14.86	2,137	0.00%	0.25%	0.45%	31.43%	31.16%
2023	23	11.37	11.33	259	0.00%	0.25%	0.45%	5.22%	53.59%
2022	3	7.38	7.38	23	0.00%	0.45%	0.45%	(11.55)%	(11.55)%
Lord Abbett Series Fund Bond Debenture Portfolio
2024	343	10.61	10.52	3,627	5.87%	0.25%	0.45%	6.45%	6.24%
2023	333	9.97	9.90	3,307	5.60%	0.25%	0.45%	6.29%	6.08%
2022	306	9.38	9.34	2,864	5.54%	0.25%	0.45%	(13.02)%	(13.19)%
2021	181	10.78	10.75	1,946	3.23%	0.25%	0.45%	1.12%	1.80%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Lord Abbett Series Fund Fundamental Equity Portfolio
2024	10	$16.43	$15.86	$161	0.58%	0.25%	0.45%	16.36%	13.08%
2023	12	14.12	14.03	176	0.32%	0.25%	0.45%	14.35%	14.12%
2022	33	12.34	12.29	406	1.65%	0.25%	0.45%	(12.20)%	(12.38)%
2021	10	14.06	14.03	144	0.85%	0.25%	0.45%	15.71%	24.18%
Lord Abbett Series Fund Growth Opportunities Portfolio
2024	22	11.42	11.33	245	0.00%	0.25%	0.45%	30.28%	31.06%
2023	15	8.77	8.77	134	0.00%	0.25%	0.25%	10.39%	10.39%
2022	3	7.94	7.94	27	0.00%	0.25%	0.25%	(32.70)%	(32.70)%
2021	18	11.80	11.78	216	0.00%	0.25%	0.45%	0.70%	2.85%
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2024	39	16.23	16.09	635	0.57%	0.25%	0.45%	21.83%	21.59%
2023	39	13.32	13.24	519	0.60%	0.25%	0.45%	16.04%	15.81%
2022	61	11.48	11.43	698	1.02%	0.25%	0.45%	(13.77)%	(13.94)%
2021	40	13.31	13.28	532	0.84%	0.25%	0.45%	21.78%	20.40%
Lord Abbett Series Fund Short Duration Income Portfolio
2024	165	10.42	10.34	1,714	5.42%	0.25%	0.45%	4.87%	4.66%
2023	123	9.94	9.88	1,215	4.11%	0.25%	0.45%	4.79%	4.58%
2022	117	9.48	9.45	1,106	4.05%	0.25%	0.45%	(5.30)%	(5.49)%
2021	49	10.01	10.00	488	3.51%	0.25%	0.45%	(0.34)%	(0.37)%
LVIP American Century Balanced Fund, Standard Class II
2024	57	11.51	11.45	649	2.07%	0.25%	0.45%	11.78%	11.56%
2023	52	10.30	10.26	539	2.38%	0.25%	0.45%	16.12%	10.04%
2022	4	8.87	8.87	39	2.51%	0.25%	0.25%	(1.39)%	(1.39)%
LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	74	11.12	11.06	820	1.13%	0.25%	0.45%	12.81%	12.58%
2023	136	9.86	9.83	1,342	1.62%	0.25%	0.45%	8.38%	8.17%
2022	58	9.10	9.08	523	1.71%	0.25%	0.45%	3.61%	3.50%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

LVIP American Century International Fund, Standard Class II
2024	21		$9.79	$9.92	$210	1.62%	0.25%	0.45%	0.48%	2.14%
2023	21		9.74	9.71	207	0.00%	0.25%	0.45%	(0.83)%	0.26%
LVIP American Century Ultra Fund, Standard Class II
2024	106		14.28	14.20	1,505	0.00%	0.25%	0.45%	28.47%	28.21%
2023	137		11.11	11.07	1,521	0.00%	0.25%	0.45%	25.19%	42.87%
2022	9		7.75	7.75	68	0.00%	0.45%	0.45%	(7.41)%	(7.41)%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2024	2		12.47	12.42	29	1.02%	0.25%	0.45%	(1.39)%	5.64%
MFS Core Equity Portfolio, Service Class
2024	21		13.94	13.89	287	0.45%	0.25%	0.45%	4.29%	19.33%
2023	12		11.64	11.64	145	0.00%	0.45%	0.45%	13.01%	13.01%
MFS Global Real Estate Portfolio, Service Class
2024	28		10.53	10.49	291	2.26%	0.25%	0.45%	0.71%	1.13%
MFS Growth Series, Service Class
2024	9		16.05	16.00	141	0.00%	0.25%	0.45%	13.87%	30.56%
2023	4		12.25	12.25	53	0.00%	0.45%	0.45%	13.10%	13.10%
MFS International Growth Portfolio, Service Class
2024	24		11.30	11.26	267	0.92%	0.25%	0.45%	6.24%	8.27%
2023	0	*	10.40	10.40	2	0.00%	0.45%	0.45%	5.26%	5.26%
MFS International Intrinsic Value Portfolio, Service Class
2024	14		11.38	11.34	162	1.51%	0.25%	0.45%	6.70%	6.48%
2023	3		10.66	10.65	31	0.66%	0.25%	0.45%	4.62%	7.03%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2024	5		13.26	13.26	63	0.13%	0.45%	0.45%	15.46%	15.46%
2023	4		11.49	11.49	46	0.00%	0.45%	0.45%	3.91%	3.91%
MFS Mid Cap Growth Series, Service Class
2024	35		13.01	12.96	452	0.00%	0.25%	0.45%	14.16%	13.93%
2023	7		11.39	11.38	78	0.00%	0.25%	0.45%	8.31%	11.53%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

MFS Mid Cap Value Portfolio, Service Class
2024	26	$12.81	$12.77	$335	1.33%	0.25%	0.45%	11.77%	(1.64)%
MFS New Discovery Series, Service Class
2024	1	11.43	11.43	8	0.00%	0.45%	0.45%	8.22%	8.22%
MFS Research International Portfolio, Service Class
2024	7	10.73	10.70	70	1.35%	0.25%	0.45%	(6.96)%	2.32%
2023	6	10.45	10.45	59	5.34%	0.45%	0.45%	3.57%	3.57%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2023	-	-	-	-	2.11%	0.25%	0.25%	2.44%	2.44%
2022	6	8.84	8.84	54	0.00%	0.25%	0.25%	(3.56)%	(3.56)%
Morgan Stanley VIF Discovery Portfolio
2024	10	17.54	17.54	167	0.00%	0.45%	0.45%	41.09%	41.09%
2023	8	12.43	12.43	99	0.00%	0.45%	0.45%	24.86%	24.86%
Morgan Stanley VIF Global Franchise Portfolio, Class II
2023	-	-	-	-	0.74%	0.25%	0.45%	7.31%	10.02%
2022	11	9.05	9.05	104	0.00%	0.45%	0.45%	1.82%	1.82%
Morgan Stanley VIF Global Infrastructure Portfolio
2024	-	-	-	-	6.40%	0.45%	0.45%	0.85%	0.85%
2023	-	-	-	-	4.43%	0.45%	0.45%	(0.23)%	(0.23)%
Morgan Stanley VIF Global Strategist Portfolio
2024	-	-	-	-	0.00%	0.45%	0.45%	4.63%	4.63%
2023	-	-	-	-	0.00%	0.25%	0.25%	6.45%	6.45%
2022	5	8.64	8.64	42	0.00%	0.25%	0.25%	(0.87)%	(0.87)%
Morgan Stanley VIF Growth Portfolio
2024	5	11.11	11.05	56	0.00%	0.25%	0.45%	44.67%	45.54%
2023	2	7.59	7.59	15	0.00%	0.45%	0.45%	47.65%	47.65%
2022	10	5.15	5.14	50	0.00%	0.25%	0.45%	(27.10)%	(27.15)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO All Asset Portfolio
2024	33	$12.50	$12.40	$413	6.26%	0.25%	0.45%	3.31%	3.11%
2023	42	12.10	12.02	506	2.82%	0.25%	0.45%	7.75%	7.53%
2022	44	11.23	11.18	498	8.00%	0.25%	0.45%	(12.09)%	(12.26)%
2021	37	12.78	12.75	468	4.26%	0.25%	0.45%	8.18%	1.63%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2024	14	8.96	8.91	123	2.17%	0.25%	0.45%	3.70%	3.50%
2023	75	8.64	8.61	643	16.21%	0.25%	0.45%	(8.16)%	(8.34)%
2022	88	9.40	9.39	831	8.48%	0.25%	0.45%	(9.87)%	(9.94)%
PIMCO Emerging Markets Bond Portfolio
2024	9	10.81	10.75	92	6.36%	0.25%	0.45%	7.15%	8.15%
2023	8	10.09	10.09	84	5.82%	0.25%	0.25%	19.10%	19.10%
2022	-	-	-	-	-	0.25%	0.25%	(8.72)%	(8.72)%
PIMCO Global Diversified Allocation Portfolio
2024	12	11.86	11.76	137	4.68%	0.25%	0.45%	8.75%	8.53%
2023	11	10.90	10.84	120	3.26%	0.25%	0.45%	13.36%	13.14%
2022	12	9.62	9.58	112	4.51%	0.25%	0.45%	(16.82)%	(16.98)%
2021	14	11.56	11.54	163	6.02%	0.25%	0.45%	6.87%	3.11%
PIMCO High Yield Portfolio, Advisor Class
2024	166	11.04	10.96	1,830	5.75%	0.25%	0.45%	6.51%	6.30%
2023	88	10.37	10.31	915	5.56%	0.25%	0.45%	11.83%	11.61%
2022	87	9.27	9.24	803	4.63%	0.25%	0.45%	(10.60)%	(10.78)%
2021	79	10.37	10.35	780	1.65%	0.25%	0.45%	2.69%	2.43%
PIMCO Income Portfolio
2024	453	10.63	10.55	4,806	5.76%	0.25%	0.45%	5.04%	4.83%
2023	310	10.12	10.06	3,130	5.22%	0.25%	0.45%	7.87%	7.66%
2022	166	9.38	9.34	1,552	3.31%	0.25%	0.45%	(8.10)%	(8.28)%
2021	96	10.20	10.19	974	1.02%	0.25%	0.45%	0.47%	0.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	109	$6.40	$6.35	$695	2.64%	0.25%	0.45%	(6.34)%	(6.53)%
2023	100	6.84	6.79	682	2.22%	0.25%	0.45%	3.62%	3.42%
2022	26	6.60	6.57	168	1.93%	0.25%	0.45%	(29.12)%	(29.26)%
2021	21	9.31	9.29	192	1.39%	0.25%	0.45%	0.54%	5.89%
PIMCO Low Duration Portfolio, Advisor Class
2024	297	10.14	10.05	3,001	3.89%	0.25%	0.45%	4.13%	3.92%
2023	282	9.73	9.67	2,741	3.48%	0.25%	0.45%	4.61%	4.40%
2022	350	9.31	9.26	3,253	1.89%	0.25%	0.45%	(6.07)%	(6.26)%
2021	236	9.91	9.88	2,337	0.28%	0.25%	0.45%	(1.38)%	(1.56)%
PIMCO Real Return Portfolio, Advisor Class
2024	197	9.89	9.80	1,938	2.52%	0.25%	0.45%	1.77%	1.57%
2023	266	9.71	9.65	2,575	2.89%	0.25%	0.45%	3.31%	3.10%
2022	269	9.40	9.36	2,526	9.61%	0.25%	0.45%	(12.21)%	(12.39)%
2021	69	10.71	10.69	735	2.78%	0.25%	0.45%	6.51%	4.52%
PIMCO Short-Term Portfolio, Advisor Class
2024	580	11.07	10.98	6,392	4.91%	0.25%	0.45%	5.68%	5.47%
2023	517	10.47	10.41	5,397	4.41%	0.25%	0.45%	5.54%	5.33%
2022	422	9.93	9.88	4,181	1.72%	0.25%	0.45%	(0.50)%	(0.70)%
2021	285	9.98	9.95	2,842	0.69%	0.25%	0.45%	(0.47)%	(0.63)%
PIMCO Total Return Portfolio, Advisor Class
2024	961	9.15	9.08	8,761	3.94%	0.25%	0.45%	2.17%	1.97%
2023	814	8.96	8.90	7,266	3.47%	0.25%	0.45%	5.56%	5.35%
2022	713	8.49	8.45	6,040	2.98%	0.25%	0.45%	(14.60)%	(14.77)%
2021	350	9.94	9.91	3,478	1.11%	0.25%	0.45%	1.06%	(1.14)%
Protective Life Dynamic Allocation Series Conservative Portfolio
2024	48	11.29	11.19	538	1.71%	0.25%	0.45%	6.93%	6.71%
2023	73	10.56	10.49	774	1.40%	0.25%	0.45%	11.16%	10.94%
2022	193	9.50	9.45	1,829	1.17%	0.25%	0.45%	(16.90)%	(17.07)%
2021	190	11.43	11.40	2,165	0.69%	0.25%	0.45%	6.00%	7.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Protective Life Dynamic Allocation Series Growth Portfolio
2024	59	$14.32	$14.20	$834	1.70%	0.25%	0.45%	5.73%	13.63%
2023	35	12.50	12.50	434	1.68%	0.45%	0.45%	17.81%	17.81%
2022	42	10.61	10.61	449	1.15%	0.45%	0.45%	(19.93)%	(19.93)%
2021	43	13.25	13.25	567	0.74%	0.45%	0.45%	16.11%	16.11%
Protective Life Dynamic Allocation Series Moderate Portfolio
2024	221	12.14	12.04	2,668	1.81%	0.25%	0.45%	8.93%	8.71%
2023	264	11.15	11.08	2,925	1.57%	0.25%	0.45%	13.24%	13.02%
2022	428	9.84	9.80	4,195	0.98%	0.25%	0.45%	(17.80)%	(17.97)%
2021	460	11.97	11.95	5,494	0.67%	0.25%	0.45%	8.77%	9.49%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	2	17.53	18.11	39	0.52%	0.25%	0.45%	3.00%	7.12%
2023	6	17.02	16.91	102	1.10%	0.25%	0.45%	25.22%	15.01%
2022	3	13.59	13.59	47	0.06%	0.25%	0.25%	(9.64)%	(9.64)%
2021	4	15.04	15.04	67	1.42%	0.25%	0.25%	5.37%	5.37%
Schwab Government Money Market Portfolio
2024	7,686	11.07	10.98	84,508	4.93%	0.25%	0.45%	4.80%	4.59%
2023	5,734	10.57	10.50	60,263	4.85%	0.25%	0.45%	4.62%	4.42%
2022	3,454	10.10	10.05	34,771	1.51%	0.25%	0.45%	1.23%	1.03%
2021	2,455	9.98	9.95	24,445	0.05%	0.25%	0.45%	(0.16)%	(0.36)%
Schwab S&P 500 Index Fund
2024	14,621	17.79	17.64	258,381	1.39%	0.25%	0.45%	24.64%	24.39%
2023	11,250	14.27	14.18	159,741	1.43%	0.25%	0.45%	25.91%	25.66%
2022	8,710	11.34	11.29	98,402	1.29%	0.25%	0.45%	(18.32)%	(18.48)%
2021	6,329	13.88	13.84	87,658	0.66%	0.25%	0.45%	25.77%	24.93%
Schwab VIT Balanced Portfolio
2024	1,655	11.65	11.55	19,147	2.10%	0.25%	0.45%	7.59%	7.37%
2023	909	10.83	10.76	9,793	1.81%	0.25%	0.45%	11.68%	11.46%
2022	879	9.69	9.65	8,492	1.65%	0.25%	0.45%	(14.92)%	(15.09)%
2021	723	11.39	11.37	8,436	0.69%	0.25%	0.45%	5.25%	6.00%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Schwab VIT Balanced with Growth Portfolio
2024	1,498	$12.62	$12.51	$18,772	2.08%	0.25%	0.45%	9.70%	9.48%
2023	1,439	11.50	11.43	16,467	1.73%	0.25%	0.45%	14.57%	14.34%
2022	1,192	10.04	9.99	11,927	1.45%	0.25%	0.45%	(16.21)%	(16.38)%
2021	903	11.98	11.95	10,581	0.69%	0.25%	0.45%	7.61%	8.47%
Schwab VIT Growth Portfolio
2024	700	13.80	13.69	9,594	1.92%	0.25%	0.45%	11.50%	11.27%
2023	667	12.38	12.30	8,210	1.57%	0.25%	0.45%	17.23%	17.00%
2022	550	10.56	10.51	5,785	1.98%	0.25%	0.45%	(17.45)%	(17.61)%
2021	398	12.79	12.76	5,086	1.05%	0.25%	0.45%	10.72%	10.90%
T. Rowe Price All-Cap Opportunities Portfolio
2024	620	14.70	14.59	9,056	0.09%	0.25%	0.45%	24.84%	24.59%
2023	486	11.77	11.71	5,693	0.29%	0.25%	0.45%	28.64%	28.39%
2022	479	9.15	9.12	4,366	0.00%	0.25%	0.45%	(21.71)%	(21.86)%
2021	314	11.69	11.67	3,264	0.00%	0.25%	0.45%	9.51%	10.56%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	151	14.49	14.38	2,179	0.00%	0.25%	0.45%	34.83%	34.56%
2023	165	10.75	10.69	1,772	0.00%	0.25%	0.45%	48.59%	48.29%
2022	149	7.23	7.21	1,074	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	117	11.82	11.80	1,387	0.00%	0.25%	0.45%	10.86%	11.42%
T. Rowe Price Health Sciences Portfolio, Class II
2024	125	9.88	9.81	1,228	0.00%	0.25%	0.45%	1.16%	0.96%
2023	94	9.77	9.71	912	0.00%	0.25%	0.45%	2.43%	2.23%
2022	122	9.54	9.50	1,164	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	67	10.95	10.93	737	0.00%	0.25%	0.45%	2.34%	10.22%
T. Rowe Price Moderate Allocation Portfolio
2024	144	11.11	11.02	1,590	2.18%	0.25%	0.45%	9.78%	9.56%
2023	194	10.12	10.06	1,955	2.32%	0.25%	0.45%	15.06%	14.83%
2022	212	8.79	8.76	1,861	1.67%	0.25%	0.45%	(18.52)%	(18.68)%
2021	129	10.79	10.77	1,391	0.83%	0.25%	0.45%	1.48%	1.45%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Templeton Developing Markets VIP Fund, Class 2
2024	183	$10.17	$10.08	$1,858	4.40%	0.25%	0.45%	7.40%	7.18%
2023	128	9.47	9.41	1,209	2.05%	0.25%	0.45%	12.34%	12.12%
2022	118	8.43	8.39	990	2.28%	0.25%	0.45%	(22.18)%	(22.33)%
2021	89	10.83	10.80	960	0.53%	0.25%	0.45%	(14.80)%	(14.83)%
Templeton Foreign VIP Fund, Class 2
2024	4	13.33	13.22	48	2.40%	0.25%	0.45%	(1.25)%	(1.44)%
2023	4	13.50	13.41	49	2.74%	0.25%	0.45%	20.46%	20.22%
2022	8	11.21	11.16	89	2.91%	0.25%	0.45%	(7.84)%	(8.02)%
2021	8	12.16	12.13	95	3.14%	0.25%	0.45%	(5.50)%	1.44%
Templeton Global Bond VIP Fund, Class 2
2024	89	8.20	8.13	733	0.00%	0.25%	0.45%	(11.59)%	(11.77)%
2023	73	9.28	9.22	680	0.00%	0.25%	0.45%	2.63%	2.42%
2022	68	9.04	9.00	617	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	45	9.53	9.51	431	0.00%	0.25%	0.45%	(4.29)%	(4.69)%
Western Asset Core Plus VIT Portfolio, Class II
2024	260	8.79	8.73	2,276	8.94%	0.25%	0.45%	(1.11)%	(1.31)%
2023	209	8.89	8.84	1,858	3.95%	0.25%	0.45%	6.17%	5.96%
2022	171	8.38	8.35	1,430	2.62%	0.25%	0.45%	(17.49)%	(17.65)%
2021	68	10.15	10.13	689	3.40%	0.25%	0.45%	0.08%	(1.55)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratios. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.